                                                    File Nos. 33-06546/811-4716
                                                    ---------------------------
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                                   FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /
                     Pre-Effective Amendment No.                            / /
                                                  -----
                     Post-Effective Amendment No.   17                      /X/
                                                  -----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / /
                               Amendment No.   26                           /X/
                                              ----
                        (Check appropriate box or boxes.)

                         SAFECO RESOURCE VARIABLE ACCOUNT B
                         ----------------------------------
                           (Exact Name of Registrant)

                          SAFECO Life Insurance Company
                          -----------------------------
                             (Name of Depositor)

          15411 N.E. 51st Street, Redmond, Washington               98052
         --------------------------------------------------      --------
        (Address of Depositor's Principal Executive Offices)    (Zip Code)

     Depositor's Telephone Number, including Area Code (425) 867-8000

                   Name and Address of Agent for Service
                   -------------------------------------
                        WILLIAM E. CRAWFORD, ESQ.
                         15411 N.E. 51st Street
                        Redmond, Washington  98052
                             (425) 867-8257



     Approximate date of Proposed Public Offering . . . . .As Soon as
Practicable after Effective Date

It is proposed that this filing will become effective:
          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X   on April 30, 1999 pursuant to paragraph (b) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
          on (date) pursuant to paragraph (a)(1) of Rule 485
     ---

If appropriate, check the following:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 1998 on or about March 26, 1999.

               SAFECO RESOURCE VARIABLE ACCOUNT B

               REGISTRATION STATEMENT ON FORM N-4

                   CROSS REFERENCE SHEET
Item No.                                               Location
--------                                               --------
                                       PART A
                                       ------

Item 1.        Cover Page. . . . . . . . . . . . . .   Cover Page

Item 2.        Definitions . . . . . . . . . . . . .   Index of Special Terms

Item 3.        Synopsis or Highlights. . . . . . . .   Fee Table; Summary

Item 4.        Condensed Financial Information . . .   Appendix - Accumulation
                                                       Unit Value History

Item 5.        General Description of Registrant,
               Depositor, and Portfolio Companies. .   Other Information

Item 6.        Deductions and Expenses . . . . . . .   Expenses; Fee Table

Item 7.        General Description of Variable         The Annuity
               Annuity Contracts . . . . . . . . . .   Contract/Certificate

Item 8.        Annuity Period. . . . . . . . . . . .   Annuity Payments (Income
                                                       Phase)

Item 9.        Distribution Requirements . . . . . .   Annuity Payments (Income
                                                       Phase) and Death Benefit

Item 10.       Purchases and Contract Value. . . . .   Purchase

Item 11.       Redemptions . . . . . . . . . . . . .   Access to Your Money

Item 12.       Taxes . . . . . . . . . . . . . . . .   Taxes

Item 13.       Legal Proceedings . . . . . . . . . .   Other Information

Item 14.       Table of Contents of the Statement
               of Additional Information . . . . . .   Other Information

Item No.                                               Location
--------                                               --------
                                       PART B
                                       ------

Item 15.       Cover Page. . . . . . . . . . . . . .   Cover Page

Item 16.       Table of Contents . . . . . . . . . .   Cover Page

Item 17.       General Information and History . . .   The Separate Account;
                                                       Experts

Item 18.       Services. . . . . . . . . . . . . . .   Not Applicable

Item 19.       Purchase of Securities Being Offered.   Not Applicable

Item 20.       Underwriters. . . . . . . . . . . . .   Distribution

Item 21.       Calculation of Performance Data . . .   Performance Information

Item 22.       Annuity Payments. . . . . . . . . . .   Annuity Provisions

Item 23.       Financial Statements. . . . . . . . .   Financial Statements


                                       PART C
                                       ------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                        PART A
                                        ------

                                      PROSPECTUS

                                   RESOURCE B
                                Variable Annuity

                                   ISSUED BY

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                                      AND

                         SAFECO LIFE INSURANCE COMPANY

This prospectus describes the Resource B Variable Annuity Group Contract and the
  Certificates issued thereunder. It contains important information. Please read it before investing and keep it on file for future reference. To learn more about the Resource B Variable Annuity Group Contract and Certificates, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC)
           and is legally part of the prospectus. The SEC maintains a website at http://www.sec.gov. You may request a free copy of the SAI, or a paper copy of this prospectus if you have received it in an electronic format, by calling us at 1-877-472-3326 or writing us at: PO Box 34690, Seattle, WA 98124-1690.

SAFECO RESOURCE SERIES TRUST

    MANAGED BY SAFECO ASSET MANAGEMENT COMPANY

         - RST Equity Portfolio

         - RST Growth Portfolio

         - RST Northwest Portfolio

         - RST Bond Portfolio

         - RST Money Market Portfolio

SCUDDER VARIABLE LIFE INVESTMENT FUND

    MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.

         - Scudder Balanced Portfolio

         - Scudder International Portfolio

INVESTMENT IN A VARIABLE ANNUITY CONTRACT OR CERTIFICATE IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CERTIFICATES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Dated: April 30, 1999

      ----------------------------------------------
TABLE OF CONTENTS                                  PAGE
      ----------------------------------------------

SUMMARY........................................          1

FEE TABLE......................................          3

EXAMPLES.......................................          4

1.         THE ANNUITY CONTRACT/CERTIFICATE....          5
           Owner...............................          5
           Participant (Annuitant).............          5
           Beneficiary.........................          5
           Assignment..........................          5

2.         ANNUITY PAYMENTS (INCOME PHASE).....          5
           Changing Portfolios After the
             Annuity Date......................          6

3.         PURCHASE............................          6
           Purchase Payments...................          6
           Allocation of Purchase Payments.....          6
           Accumulation Units..................          7

4.         INVESTMENT OPTIONS..................          7
           Variable Investment Options.........          7
           Transfers...........................          7
           Substitution........................          7

5.         EXPENSES............................          8
           Insurance Charge....................          8
           Administration Charge...............          8
           Contingent Deferred Sales Charge....          8
           Transfer Charge.....................          8
           Premium Taxes.......................          8
           Income or Other Taxes...............          8
           Portfolio Expenses..................          8

6.         TAXES...............................          8
           Annuity Certificates in General.....          8
           Qualified Certificates..............          8
           Diversification.....................          9
           Tax Withholding.....................          9

7.         ACCESS TO YOUR MONEY................          9
           Free Withdrawal Amount..............          9
           Withdrawal Restrictions on TSA or
             403(b)............................          9
           Withdrawal Restrictions on Texas
             Optional Retirement Program
             ("Texas ORP").....................          9

8.         PERFORMANCE.........................         10

9.         DEATH BENEFIT.......................         10
           Death of Participant before Annuity
             Date..............................         10
           Death of Annuitant after Annuity
             Date..............................         10
           Beneficiary Designation.............         10

10.        OTHER INFORMATION...................         11
           SAFECO Life.........................         11
           Separate Account....................         11
           General Account.....................         11
           Distribution (Principal
             Underwriter)......................         11
           Legal Proceedings...................         11
           Right to Suspend Annuity Payments,
             Transfers or Withdrawals..........         11
           Voting Rights.......................         11
           Reduction of Charges................         11
           Year 2000...........................         12
           Internet Information................         12
           Financial Statements................         12

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
INFORMATION....................................         12

APPENDIX
Accumulation Unit Value History................        A-1

INDEX OF SPECIAL TERMS
We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the certificate certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                      PAGE
Accumulation Phase.............................          5
Accumulation Unit..............................          7
Annuity Date...................................          5
Annuity Payments...............................          5
Annuity Unit...................................          7
Beneficiary....................................          5
Income Phase...................................          5
Owner..........................................          5
Participant....................................          5
Portfolios.....................................          7
Purchase Payment...............................          6
Qualified......................................          8
Tax Deferral...................................          5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS WHICH DISCUSS
                              THEM IN MORE DETAIL.

---------------------------------------------------

THE ANNUITY CONTRACT/CERTIFICATE
----------------------------------------------

The group annuity contract is an agreement between your employer, the OWNER, and SAFECO Life Insurance Company ("SAFECO Life", "we", and "us"). It is designed to help you, the PARTICIPANT, have tax-deferred funding for your retirement. Under the group contract, you are issued a certificate that provides for a guaranteed income or a death benefit. You should not participate if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among any or all of our seven variable investment PORTFOLIOS. The value of the PORTFOLIOS can fluctuate up or down, based on the performance of the underlying investments. Investment in the PORTFOLIOS is not guaranteed and you may lose money. Your choices for the various investment options are found in Section 4.

Like most annuities, this certificate has an ACCUMULATION PHASE and an INCOME PHASE. During the ACCUMULATION PHASE, money is invested. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings are based on the investment performance of the PORTFOLIOS you selected. During the INCOME PHASE, you will receive payments from your annuity.

The amount of money you are able to accumulate in your certificate during the ACCUMULATION PHASE will determine the amount of your payments during the INCOME PHASE.

---------------------------------------------------

ANNUITY PAYMENTS (INCOME PHASE)
----------------------------------------------

You can select from one of four payment options. This selection cannot be changed after your payments begin. During the INCOME PHASE, you have the same investment options you had during the ACCUMULATION PHASE. You can choose to have fixed payments, variable payments or both. If you choose to have variable payments, the dollar amount of your payments may go up or down.

---------------------------------------------------

PURCHASE
----------------------------------------------

You can participate under the group contract with $30 or more, unless your retirement plan has a different requirement. Additional PURCHASE PAYMENTS of $30 or more may be made at any time during the ACCUMULATION PHASE, subject to the requirements of your retirement plan.

---------------------------------------------------

INVESTMENT OPTIONS
----------------------------------------------

Not all PORTFOLIOS listed below may be available for all certificates. Each PORTFOLIO is fully described in its accompanying prospectus.

MANAGED BY SAFECO ASSET MANAGEMENT COMPANY

  - RST Equity Portfolio

  - RST Growth Portfolio

  - RST Northwest Portfolio

  - RST Bond Portfolio

  - RST Money Market Portfolio

MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.

  - Scudder Balanced Portfolio

  - Scudder International Portfolio

Depending upon market conditions, you can make or lose money in any of these PORTFOLIOS.

---------------------------------------------------

EXPENSES
----------------------------------------------

The certificate has insurance features and investment features, and there are costs related to each.

We deduct an insurance charge ("mortality and expense risk premium") which equals 1.25% annually of the average daily value of your certificate allocated to the PORTFOLIOS.

If you take more than 10% of your certificate value out in a certificate year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your certificate and is based upon the amount withdrawn. The charge is 9% in the first two certificate years and decreases each certificate year until the ninth and later certificate years when there is no charge.

You can transfer between investment options up to four times per certificate year free of charge. A transfer charge equal to $10 may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%. In this case, a premium tax charge for the payment of these taxes may be deducted.

There are also annual PORTFOLIO expenses which vary depending upon the PORTFOLIOS you select. In 1998, these expenses ranged from 0.56% to 1.04%.

The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing. There are situations where all or some of the PARTICIPANT transaction expenses do not apply. See Section 5 -- Expenses for a complete discussion.

---------------------------------------------------

TAXES
----------------------------------------------

Generally, earnings and amounts equal to PURCHASE PAYMENTS made with pre-tax dollars are not taxed until you take them out. During the ACCUMULATION PHASE, taxable amounts generally come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the INCOME PHASE, ANNUITY PAYMENTS are taxed in the year received.

---------------------------------------------------

ACCESS TO YOUR MONEY
----------------------------------------------

Your retirement plan determines when you can take money out. Each certificate year, you can take up to 10% of the certificate value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your certificate, not on the age of particular PURCHASE PAYMENTS. You may have to pay income taxes and tax penalties on any money you take out.

---------------------------------------------------

PERFORMANCE
----------------------------------------------

The value of your certificate will vary up or down depending upon the investment performance of the PORTFOLIOS you choose. Past performance is not a guarantee of future results.

---------------------------------------------------

DEATH BENEFIT
----------------------------------------------

If you die before moving to the INCOME PHASE, your BENEFICIARY will receive a death benefit.

---------------------------------------------------

INQUIRIES
----------------------------------------------

If you need more information, please contact us at:

    SAFECO LIFE INSURANCE COMPANY
    15411 N.E. 51ST STREET
    REDMOND, WA 98052
    1-877-472-3326
    HTTP://WWW.SAFECO.COM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  SAFECO RESOURCE VARIABLE ACCOUNT B FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES (See Note 2)

Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)

    No charge for first 10% of certificate value withdrawn in a certificate year. Thereafter, the charge is:

year 1 ........... 9%  year 4 ........... 7%  year 7 ........... 4%
year 2 ........... 9%  year 5 ........... 6%  year 8 ........... 2%
year 3 ........... 8%  year 6 ........... 5%  year 9+ .......... 0%

Transfer Charge

    No charge for first four transfers in a certificate year; thereafter, the charge is $10 per transfer.

ANNUAL ADMINISTRATION CHARGE

    $30
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES               Mortality and Expense Risk Premium...........  1.25%
(as a percentage of average account value)     Asset Related Administration Charge..........   None

                                               Total Separate Account Annual Expenses.......  1.25%
                                                                                              -----
                                                                                              -----

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES                                                         Management         Other          Total Annual
(as a percentage of average net assets)                                       Fees          Expenses      Portfolio Expenses
                                                                              (after reimbursement and waiver for certain
                                                                                              Portfolios)
------------------------------------------------------------------------------------------------------------------------------
MANAGED BY SAFECO ASSET MANAGEMENT COMPANY (a)
  RST Equity Portfolio.................................................          .74%            .04%               .78%
  RST Growth Portfolio.................................................          .74%            .06%               .80%
  RST Northwest Portfolio..............................................          .74%            .22%               .96%
  RST Bond Portfolio...................................................          .74%            .09%               .83%
  RST Money Market Portfolio...........................................          .65%            .16%               .81%

MANAGED BY SCUDDER KEMPER INVESTMENTS, INC. (a)
  Scudder Balanced Portfolio...........................................         .475%           .082%               .56%
  Scudder International Portfolio......................................         .867%           .176%              1.04%

------------------------------------------------------------------------------------------------------------------------------

(a) In some cases the fund advisers agree to waive or reimburse all or a portion of the PORTFOLIO expenses. For those PORTFOLIOS where such an agreement exists, the expenses absent waiver or reimbursement would have been .99% for the RST Northwest Portfolio; .98% for the RST Bond Portfolio; and .89% for the RST Money Market Portfolio. In addition, we have Fund Participation Agreements with non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties.

The above PORTFOLIO expenses were provided by the PORTFOLIOS. We have not independently verified the accuracy of the information.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) upon surrender at the end of each time period;

    (b) if the certificate is not surrendered or is annuitized.

                                                                           1 year               3 years               5 years

MANAGED BY SAFECO ASSET MANAGEMENT COMPANY
        RST Equity Portfolio                                              (a)  $     105        (a)  $     145        (a)  $     177
                                                                          (b)  $      22        (b)  $      67        (b)  $     115
        RST Growth Portfolio                                              (a)  $     105        (a)  $     146        (a)  $     178
                                                                          (b)  $      22        (b)  $      68        (b)  $     116
        RST Northwest Portfolio                                           (a)  $     107        (a)  $     151        (a)  $     186
                                                                          (b)  $      24        (b)  $      73        (b)  $     124
        RST Bond Portfolio                                                (a)  $     106        (a)  $     147        (a)  $     180
                                                                          (b)  $      22        (b)  $      69        (b)  $     118
        RST Money Market Portfolio                                        (a)  $     105        (a)  $     146        (a)  $     179
                                                                          (b)  $      22        (b)  $      68        (b)  $     117

MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
        Scudder Balanced Portfolio                                        (a)  $     103        (a)  $     139        (a)  $     167
                                                                          (b)  $      20        (b)  $      60        (b)  $     104
        Scudder International Portfolio                                   (a)  $     107        (a)  $     153        (a)  $     190
                                                                          (b)  $      24        (b)  $      75        (b)  $     128

                                                                          10 years
MANAGED BY SAFECO ASSET MANAGEMENT COMPANY
        RST Equity Portfolio                                              (a)  $     248
                                                                          (b)  $     248
        RST Growth Portfolio                                              (a)  $     250
                                                                          (b)  $     250
        RST Northwest Portfolio                                           (a)  $     266
                                                                          (b)  $     266
        RST Bond Portfolio                                                (a)  $     253
                                                                          (b)  $     253
        RST Money Market Portfolio                                        (a)  $     251
                                                                          (b)  $     251
MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
        Scudder Balanced Portfolio                                        (a)  $     225
                                                                          (b)  $     225
        Scudder International Portfolio                                   (a)  $     274
                                                                          (b)  $     274

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table is to show the various expenses you will incur directly and indirectly by investing in the certificate. The Fee Table reflects expenses of the Separate Account as well as the PORTFOLIOS.

2. There are situations where all or some of the PARTICIPANT transaction expenses do not apply. See Section 5 -- Expenses for a complete discussion.

3.  The examples do not reflect premium taxes that may apply.

4. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

             THE APPENDIX CONTAINS ACCUMULATION UNIT VALUE HISTORY.

---------------------------------------------------

1. THE ANNUITY CONTRACT/CERTIFICATE
----------------------------------------------

This prospectus describes a variable annuity group contract offered by SAFECO Life and the certificates issued thereunder. The group contract is designed as a funding vehicle for retirement plans that qualify for tax-favored treatment under 401(k), 403(b) or 457 of the Internal Revenue Code. Under the group contract, certificates are issued to reflect the rights and benefits of individual PARTICIPANTS.

Under the certificate, we promise to pay you an income in the form of ANNUITY PAYMENTS or a death benefit to your BENEFICIARY(IES). Before you begin receiving ANNUITY PAYMENTS, your annuity is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your certificate switches to the INCOME PHASE.

The certificate benefits from TAX DEFERRAL. You can change your investment allocation or transfer between investment options without paying tax on certificate earnings until you take money out.

The certificate is called a variable annuity because you can choose among seven variable investment PORTFOLIOS in which you can make or lose money depending upon market conditions. The investment performance of the PORTFOLIO(S) you select affects the value of your certificate and the amount of any variable ANNUITY PAYMENTS.

OWNER

The OWNER of the group contract is generally a trust or other entity authorized to hold retirement plan assets for the benefit of employees.

PARTICIPANT (ANNUITANT)

The PARTICIPANT is the employee for whose benefit the employer remits PURCHASE PAYMENTS. You, as PARTICIPANT, are also the annuitant on whose life ANNUITY PAYMENTS are based.

BENEFICIARY

The BENEFICIARY receives any benefit payable after you die.

ASSIGNMENT

Generally, retirement plan benefits are not assignable or transferable and are not subject to legal process by creditors.

---------------------------------------------------

2. ANNUITY PAYMENTS (INCOME PHASE)
----------------------------------------------

Your retirement plan determines when you can switch to the INCOME PHASE. During the INCOME PHASE, you will receive ANNUITY PAYMENTS beginning on the ANNUITY DATE. You may change the annuity option or the ANNUITY DATE you selected on the PARTICIPANT application by notifying us at least 30 days prior to the ANNUITY DATE.

ANNUITY PAYMENTS are required to begin on the earlier of:

  - the first available payment date after you elect to begin ANNUITY PAYMENTS;

  - the latest ANNUITY DATE specified in your certificate; or

  - a different ANNUITY DATE if required by law.

You can choose whether ANNUITY PAYMENTS will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert ACCUMULATION UNITS to ANNUITY UNITS on the ANNUITY DATE and once started, cannot be stopped. See the SAI for additional information.

   LIFE ANNUITY. You receive monthly ANNUITY PAYMENTS for life. ANNUITY PAYMENTS stop when you die.

   LIFE ANNUITY WITH GUARANTEED PERIOD. You receive monthly ANNUITY PAYMENTS for life with the promise that payments will be made for a guaranteed period, usually 10 or 20 years, as selected by you. If you die before all guaranteed payments have been made, the rest will be made to the BENEFICIARY. ANNUITY PAYMENTS stop the later of the date you die or the date the last guaranteed payment is made.

   JOINT AND SURVIVOR LIFE ANNUITY. You receive monthly ANNUITY PAYMENTS for life. After you die, your spouse, if living, receives 50% or more of each ANNUITY PAYMENT for life. At the time you elect ANNUITY PAYMENTS, you choose the percentage of payment your spouse is to receive. ANNUITY PAYMENTS stop on the later of the date you or your spouse dies.

   SYSTEMATIC WITHDRAWAL INCOME PLAN-TM-. You receive substantially equal ANNUITY PAYMENTS based on:

        - your life expectancy; or

        - the joint life expectancy of you and a BENEFICIARY, with at least 50% of the certificate value expected to be distributed during your life.

    ANNUITY PAYMENTS can be monthly, quarterly, or annually as selected by you. Each ANNUITY PAYMENT reduces the number of ACCUMULATION UNITS in the certificate. ANNUITY PAYMENTS continue until your entire certificate value has been paid out. You can stop these ANNUITY PAYMENTS and receive a lump sum less any contingent deferred sales charge. There may be tax consequences and penalties for stopping these ANNUITY PAYMENTS. This option does not promise to make payments for your life. If you die before all ANNUITY PAYMENTS have been made, there will be a death benefit payable to your BENEFICIARY. See Section 9 -- Death Benefit for more information.

If your certificate is issued in connection with a TSA or 457 plan, and you do not select an annuity option by March 1st of the year following the year that you turn 70 1/2 we will send you the required minimum distributions described in your certificate. You may notify us in writing to change or stop these distributions. Distributions under a certificate issued in connection with a 401(k) plan are made in accordance with the terms of the 401(k) plan and will not begin until we receive written instructions from the group contract OWNER.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We require proof of age before beginning ANNUITY PAYMENTS that are based on life or life expectancy. If an age has been misstated, ANNUITY PAYMENTS will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that you or your spouse is living before we make any payment.

Fixed ANNUITY PAYMENTS will stay the same. Any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOS will vary in amount depending on investment performance. If you don't tell us otherwise, ANNUITY PAYMENTS will be based on the investment allocations in place on the ANNUITY DATE. After the ANNUITY DATE, you may not switch between fixed and variable ANNUITY PAYMENTS.

If you choose to have any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOS, the dollar amount of each payment will depend on:

  - the value of your certificate as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the ANNUITY DATE;

  - an assumed investment return; and

  - the investment performance of the PORTFOLIOS you selected.

If actual performance of the PORTFOLIOS exceeds the assumed investment return, the value of ANNUITY UNITS increases and subsequent ANNUITY PAYMENTS will be larger. Similarly, if the actual performance is less than the assumed investment return, the value of your ANNUITY UNITS decreases and subsequent ANNUITY PAYMENTS will be smaller. Under the Systematic Withdrawal Income Plan, ANNUITY PAYMENTS remain substantially equal. However, investment performance may increase or decrease the number of ACCUMULATION UNITS that will be liquidated to make substantially equal payments and may shorten or lengthen the period over which ANNUITY PAYMENTS are received.

CHANGING PORTFOLIOS AFTER
THE ANNUITY DATE

After ANNUITY PAYMENTS start, you may request to change PORTFOLIO elections once a month. Certain election requests may be modified to ensure that the value remaining in a PORTFOLIO after the change is sufficient to satisfy any distribution requirements calculated for that tax year. Changes will affect the number of ANNUITY UNITS used to calculate ANNUITY PAYMENTS. See the SAI for more information.

---------------------------------------------------

3. PURCHASE
----------------------------------------------

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money your employer sends us to issue you a certificate plus any additional money your employer sends us on your behalf. All PURCHASE PAYMENTS must be $30 or more per PORTFOLIO, unless your retirement plan has a different requirement.

Any PURCHASE PAYMENT in excess of $1 million requires our prior approval.

Your initial PURCHASE PAYMENT is normally credited within two days of our receipt. If your initial PURCHASE PAYMENT is not accompanied by all the information we need to issue your certificate, we will contact you or your employer to get it. If we cannot get all the required information within five days, we will either return your PURCHASE PAYMENT or get permission to keep it until we have received the necessary information. Your certificate date is the date your initial PURCHASE PAYMENT and all required information are received at SAFECO Life.

We reserve the right to refuse any application or PURCHASE PAYMENT.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial PURCHASE PAYMENT by specifying your desired allocation on the PARTICIPANT application. Unless you tell us otherwise, subsequent PURCHASE PAYMENTS will be allocated in the same proportion as your most recent PURCHASE PAYMENT (unless that was a PURCHASE PAYMENT you directed us to allocate on a one-time-only basis). You may change the way subsequent PURCHASE PAYMENTS are allocated by providing us with written instructions or by telephoning us, if we have your written authorization to accept telephone instructions. See "Transfers" as discussed in Section 4.

Once a PURCHASE PAYMENT is received, it is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your PURCHASE PAYMENT it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS

The value of your certificate will go up or down depending upon the investment performance of the PORTFOLIO(S) you choose. In order to keep track of this we use a unit of measure called an ACCUMULATION UNIT, which works like a share of a mutual fund. During the INCOME PHASE, we call them ANNUITY UNITS.

We calculate the value of an ACCUMULATION UNIT, for each PORTFOLIO, after the NYSE closes each day by:

    1.  determining the total value of the particular PORTFOLIO;

    2.  subtracting from that amount insurance and other charges; and

    3. dividing this amount by the number of outstanding ACCUMULATION UNITS of the particular PORTFOLIO.

The value of an ACCUMULATION UNIT may go up or down from day to day.

When a PURCHASE PAYMENT or transfer into a PORTFOLIO is made, we credit your certificate with ACCUMULATION UNITS. Conversely, when a withdrawal or transfer of money from a PORTFOLIO is made, ACCUMULATION UNITS are liquidated. In either case, the increase or decrease in the number of your ACCUMULATION UNITS is determined by taking the amount of the PURCHASE PAYMENT, transfer or withdrawal and dividing it by the value of an ACCUMULATION UNIT on the date the transaction occurs.

   EXAMPLE: On Monday we receive a $100 PURCHASE PAYMENT before the NYSE closes. You have told us you want this to go to the RST Growth Portfolio. When the NYSE closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the RST Growth Portfolio is $34.12. We then divide $100 by $34.12 and credit your certificate on Monday night with 2.93 ACCUMULATION UNITS for the RST Growth Portfolio.

---------------------------------------------------

4. INVESTMENT OPTIONS
----------------------------------------------

VARIABLE INVESTMENT OPTIONS

MANAGED BY SAFECO ASSET MANAGEMENT COMPANY

  - RST Equity Portfolio

  - RST Growth Portfolio

  - RST Northwest Portfolio

  - RST Bond Portfolio

  - RST Money Market Portfolio

MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.

  - Scudder Balanced Portfolio

  - Scudder International Portfolio

Not all PORTFOLIOS listed above may be available for all group contracts. Additional PORTFOLIOS may be available in the future. The PORTFOLIOS are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. The performance for these PORTFOLIOS may differ substantially from publicly traded mutual funds with similar names and objectives.

EACH PORTFOLIO HAS ITS OWN INVESTMENT OBJECTIVE. YOU SHOULD READ THE PROSPECTUSES FOR THESE PORTFOLIOS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND MAY INCLUDE INFORMATION ON OTHER PORTFOLIOS NOT AVAILABLE UNDER THE GROUP CONTRACT.

TRANSFERS

During the ACCUMULATION PHASE you can transfer money among the PORTFOLIOS four times per certificate year free of charge. We measure a certificate year from the anniversary of your certificate date. Each additional transfer in a certificate year may have a charge of $10. This charge will not apply to pre-established monthly automatic transfers.

The minimum amount you can transfer out of any investment option at one time is $250. You must transfer the entire amount out of the PORTFOLIO if, after a transfer, the remaining balance would be less than $500 ($250 if your certificate was issued prior to April 29, 1989).

We will accept transfers by written request or by telephone. Each transfer must identify:

  - your certificate;

  - the amount of the transfer; and

  - which PORTFOLIOS are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

SUBSTITUTION

If any shares of the PORTFOLIOS are no longer available, or if in our view no longer meet the purpose of the group contract, it may be necessary to substitute shares of another PORTFOLIO. We will seek prior approval of the SEC and give notice before doing this.

---------------------------------------------------

5. EXPENSES
----------------------------------------------

There are charges and other expenses associated with the certificate that reduce the return on your investment in the certificate. These charges and expenses are:

INSURANCE CHARGE

Each day, we make a deduction for the mortality and expense risk premium. We do this as part of our calculation of the value of ACCUMULATION and ANNUITY UNITS. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each PORTFOLIO. This charge is for all the insurance benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the certificate. If the charges under the certificate are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk premium will not be increased.

ADMINISTRATION CHARGE

During the ACCUMULATION PHASE we will deduct a $30 administration charge from your certificate on your certificate date, on each certificate anniversary and if you make a complete withdrawal. This charge is for administrative expenses (see above) and may be changed but may never exceed $35 per certificate year.

During the INCOME PHASE we will not deduct this charge unless you have chosen the Systematic Withdrawal Income Plan as your annuity option.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 -- Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale and distribution of the group contract and certificates. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk premium may be used to recover these expenses.

This certificate bases contingent deferred sales charge on the age of your certificate, not on the length of time each PURCHASE PAYMENT is in your certificate. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount you withdraw. It is 9% in the first 2 certificate years and declines as follows:

      ---------------------------------------------------------------
 Certificate Year        1     2     3     4     5     6     7     8    9+
 ----------------------------------------------------------------
 CDSC                    9%    9%    8%    7%    6%    5%    4%    2%   0%

 ----------------------------------------------------------------

When the withdrawal is for only part of the value of your certificate, the contingent deferred sales charge is deducted from the remaining value in your certificate.

We will not assess the contingent deferred sales charge for ANNUITY PAYMENTS or death benefits.

We may reduce or eliminate the amount of the contingent deferred sales charge when the group contract is sold under circumstances which reduce our sales expense. See Section 10 -- Other Information.

TRANSFER CHARGE

You can make four free transfers every certificate year. Each additional transfer in a certificate year may have a transfer charge of $10.

Pre-established monthly automatic transfers will not be counted as part of your four free transfers.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time a PURCHASE PAYMENT is made. In this case, PURCHASE PAYMENTS as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when ANNUITY PAYMENTS begin. We may make a deduction from your certificate for the payment of these taxes.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your certificate. However, if we ever incur such taxes, we reserve the right to deduct them from your certificate.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various PORTFOLIOS. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the PORTFOLIO prospectuses that accompany this prospectus.

---------------------------------------------------

6. TAXES
----------------------------------------------

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any group contract, certificate or any transaction involving a certificate. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CERTIFICATES IN GENERAL

Under the Internal Revenue Code of 1986, as amended ("Code"), you generally do not pay tax on certificate earnings until received. Different tax rules apply to PURCHASE PAYMENTS and distributions depending on how you take money out.

QUALIFIED CERTIFICATES

Certificates issued in connection with a Tax Sheltered Annuity ("TSA"), Deferred Compensation Plan ("457") or specially sponsored retirement plan such as a 401(k) plan, are referred to as QUALIFIED. To the extent PURCHASE PAYMENTS have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income.

QUALIFIED certificates are subject to special rules and limits on PURCHASE PAYMENTS and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of QUALIFIED tax status for the retirement plan, the group contract and/or the certificate. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age
59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

DIVERSIFICATION

Variable annuity certificates receive TAX DEFERRAL as long as investment in the PORTFOLIOS meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among PORTFOLIOS without paying income tax until you take money out.

We believe the PORTFOLIOS offered under this group contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your certificate might lose its tax favored status as an annuity because of the number and type of PORTFOLIOS you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the group contract and certificate in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) and 401(k) plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

---------------------------------------------------

7. ACCESS TO YOUR MONEY
----------------------------------------------

When permitted by your retirement plan, money in your certificate may be accessed:

  - by withdrawing all or some of your money during the ACCUMULATION PHASE;

  - by receiving payments during the INCOME PHASE (see Section 2 -- Annuity Payments); or

  - when a death benefit is paid to your BENEFICIARY (see Section 9 -- Death Benefit).

Once we receive your written request and any authorization required by your retirement plan, withdrawals from the PORTFOLIOS will be effective as of the next close of the NYSE. Unless you tell us differently, partial withdrawals will be made pro rata from each PORTFOLIO.

A withdrawal may have a contingent deferred sales charge. There are situations where this charge does not apply. See Section 5 -- Expenses for a discussion of the charges.

FREE WITHDRAWAL AMOUNT

Your certificate has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your certificate value withdrawn in a certificate year.

WITHDRAWAL RESTRICTIONS ON TSA OR 403(b)

Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

  - you attain age 59 1/2;

  - you leave your job;

  - you die or become disabled as defined by the Code;

  - you experience a qualifying hardship (applies to contributions only); or

  - you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON
TEXAS OPTIONAL RETIREMENT PROGRAM
("TEXAS ORP")

Withdrawals from certificates issued in connection with Texas ORP cannot be taken unless you:

  - terminate employment in all eligible Texas institutions of higher education;

  - retire;

  - attain age 70 1/2; or

  - die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

---------------------------------------------------

8. PERFORMANCE
----------------------------------------------

From time to time, we may advertise "yield", "effective yield", "total return" and "average annual total return" for some or all of the PORTFOLIOS. Some of the PORTFOLIOS have been in existence prior to being offered in the group contract. We calculate performance data of any period prior to the PORTFOLIO being offered in the group contract as if the PORTFOLIO had been offered during those periods, using current charges and expenses.

Performance data and rankings are based on historical results and do not promise or project future performance.

Standardized performance makes it easier for you to compare performance of variable annuities issued by different companies. It uses set time periods and PURCHASE PAYMENT amounts and reflects the contingent deferred sales charge.

Non-standardized performance helps you compare performance of PORTFOLIOS offered under a variable annuity. From time to time, non-standardized performance may accompany standardized figures. Non-standardized performance uses different time periods and PURCHASE PAYMENT amounts and may not reflect all of the charges included in standardized figures. For this reason, non-standardized PORTFOLIO performance may appear higher. Non-standardized figures may also include performance of a PORTFOLIO prior to the PORTFOLIO'S availability in any variable annuity we offer.

Each PORTFOLIO may, from time to time, advertise performance relative to certain performance rankings and indices compiled on an industry-wide basis, for example:

  - "Lipper Variable Insurance Products Performance Analysis Service" monitors performance for variable annuity PORTFOLIOS and is published by Lipper Analytical Services, Inc.

  - "VARDS Report" is a monthly, variable annuity industry analysis published by Financial Planning Resources, Inc.

  - "Variable Annuity Performance Report" is a monthly analysis of variable annuity performance published by Morningstar, Inc.

Rankings provided by these and other sources may not include all applicable charges. More information on the method used to calculate performance for the PORTFOLIOS and information about independent services that monitor and rank the performance of variable annuities is in the SAI.

---------------------------------------------------

9. DEATH BENEFIT
----------------------------------------------

DEATH OF PARTICIPANT BEFORE ANNUITY DATE

If you die before ANNUITY PAYMENTS start or while you are receiving ANNUITY PAYMENTS under the Systematic Withdrawal Income Plan, we will pay a death benefit to the BENEFICIARY.

The death benefit is the higher of:

    1)  PURCHASE PAYMENTS less any prior withdrawals; or

    2)  your current certificate value.

When determining the higher of (1) or (2) above, the calculations are based on the date we receive proof of death and the BENEFICIARY'S election of how to receive payment.

The death benefit is reduced dollar for dollar for any withdrawals made after the PARTICIPANT'S death.

The death benefit is immediately payable upon your death. To pay the death benefit, we need proof of death such as a certified copy of a death certificate, plus written direction from your BENEFICIARY regarding how he or she wants to receive the money.

A BENEFICIARY may elect to receive the death benefit as:

    1) a lump sum made no later than December 31 of the fifth year from the date of death; or

    2) ANNUITY PAYMENTS made over the BENEFICIARY'S life or life expectancy. To receive ANNUITY PAYMENTS, the BENEFICIARY must make this election within 60 days from our receipt of proof of death. ANNUITY PAYMENTS must begin within one year from the date of death. Once ANNUITY PAYMENTS begin they cannot be changed.

A BENEFICIARY may have different death benefit elections depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the certificate instead.

DEATH OF ANNUITANT AFTER ANNUITY DATE

Once ANNUITY PAYMENTS start, there is no longer a death benefit under the certificate unless you die while receiving ANNUITY PAYMENTS under the Systematic Withdrawal Income Plan. Other annuity options may direct remaining guaranteed payments to the BENEFICIARY. All ANNUITY PAYMENTS will be distributed to the BENEFICIARY at least as rapidly as they would have been made to you. See Section 2 -- Annuity Payments for more information.

BENEFICIARY DESIGNATION

You may designate BENEFICIARIES on your PARTICIPANT application or by sending us a signed and dated request. You may change the BENEFICIARY at any time. An irrevocable BENEFICIARY must consent in writing to any change. A new BENEFICIARY designation revokes any prior designation and is not effective until we record the change. If you designate someone other than your spouse as BENEFICIARY, your spouse must consent in writing. We are not responsible for the validity of any BENEFICIARY designation nor for any actions we may take prior to receiving and recording a BENEFICIARY change.

---------------------------------------------------

10. OTHER INFORMATION
----------------------------------------------

SAFECO LIFE

SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We originally adopted a Board Resolution to establish SAFECO Resource Variable Account B ("Separate Account") under Washington law on February 6, 1986. The Separate Account holds the assets that underlie certificate values invested in the PORTFOLIOS. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to certificates are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the certificate are general corporate obligations of SAFECO Life and are not dependent on assets in the Separate Account.

GENERAL ACCOUNT

The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract and certificate owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The group contract and certificates are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable products for SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life variable products.

The commissions paid to registered representatives on the sale of certificates are not more than 8.4% of PURCHASE PAYMENTS. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the certificates. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS OR WITHDRAWALS

We may be required to suspend or postpone payment of ANNUITY PAYMENTS, transfers, or withdrawals from the PORTFOLIOS for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the PORTFOLIO shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

VOTING RIGHTS

SAFECO Life is the legal owner of the PORTFOLIOS' shares. However, when a PORTFOLIO solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

REDUCTION OF CHARGES

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain group contracts. For example, sales expenses are expected to be less when group contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing PARTICIPANT transaction charges (including the contingent deferred sales charge).

We may also take such action in connection with group contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

YEAR 2000

Like other insurance, mutual fund, financial and business organizations, and individuals around the world, SAFECO Life and the Separate Account could be adversely affected if the computer systems used by SAFECO Life, its principal underwriter, underlying mutual fund managers and investment advisers, or other companies that provide services to the Separate Account do not properly process and calculate date related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAFECO Life is taking steps it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of SAFECO Life's other, major service providers. It is not anticipated that the Separate Account will incur any charges or that there will be any difficulties in accurate and timely reporting resulting from the change in year from 1999 to 2000. However, with approximately 90% of its systems year 2000 ready, SAFECO Life is currently developing business continuity plans for year 2000 contingencies.

INTERNET INFORMATION

You can find more information about the Resource B Variable Annuity Group Contract and Certificates as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement and general consumer information.

FINANCIAL STATEMENTS

The financial statements of SAFECO Life and SAFECO Resource Variable Account B have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Separate Account
Experts
Distribution
Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes ACCUMULATION UNIT values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                         1998        1997        1996        1995        1994        1993       1992      1991      1990      1989
                      ----------  ----------  ----------  ----------  ----------  ----------  --------  --------  --------  --------
RST EQUITY SUB-ACCOUNT
(July 21, 1987 value, initial public offering $12.101)
December 31 value        $60.601     $49.122     $39.829     $32.321     $25.424     $23.630   $18.704   $17.520   $13.987   $14.937
December 31 units      3,559,405   3,475,377   3,328,130   2,773,699   2,125,903   1,402,021   920,315   611,236   362,309   266,682

RST GROWTH SUB-ACCOUNT
January 7 value
(initial public offering)                                                            $10.000
December 31 value        $38.894     $38.686     $27.082     $20.756     $14.897     $13.480
December 31 units      2,512,560   2,152,824   1,665,534     918,525     421,837      56,074

RST NORTHWEST SUB-ACCOUNT
January 7 value
(initial public offering)                                                            $10.000
December 31 value        $15.741     $15.493     $11.968     $10.777     $10.156      $9.923
December 31 units        356,071     298,250     221,295     174,958     108,875      37,710

RST BOND SUB-ACCOUNT
(July 21, 1987 value, initial public offering $10.126)
December 31 value        $20.712     $19.265     $17.991     $18.117     $15.559     $16.253   $14.882   $14.107   $12.532   $11.909
December 31 units        618,282     501,020     503,739     481,273     479,731     446,935   310,293   255,098   219,928   211,685

RST MONEY MARKET SUB-ACCOUNT
(July 21, 1987 value, initial public offering $10.083)
December 31 value        $16.074     $15.509     $14.944     $14.417     $13.837     $13.516   $13.335   $13.074   $12.527   $11.754
December 31 units        315,741     174,158     341,159     308,155     341,722     273,511   307,262   231,643   224,216   210,094

SCUDDER INTERNATIONAL SUB-ACCOUNT
August 3 value
(initial public offering)                                                             $9.335
December 31 value        $16.492     $14.094     $13.083     $11.540     $10.519     $10.743
December 31 units      1,164,046   1,183,847   1,061,505     720,181     466,212      68,405

SCUDDER BALANCED SUB-ACCOUNT
August 3 value
(initial public offering)                                                             $9.886
December 31 value        $20.784     $17.080     $13.919     $12.596     $10.066     $10.346
December 31 units        978,872     693,428     523,019     260,651     122,456      10,168

                                       PART B
                                       ------

                        STATEMENT OF ADDITIONAL INFORMATION

                          RESOURCE B VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY
                        GROUP CONTRACT AND CERTIFICATES

                                   ISSUED BY

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                                      AND

                         SAFECO LIFE INSURANCE COMPANY

 This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Flexible Purchase Payment Deferred Variable Annuity Group Contract and Certificates issued thereunder. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-877-472-3326 or write to SAFECO Life Insurance Company, Annuity Service Office, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690.
 This Statement of Additional Information and the prospectus are both dated April 30, 1999.

                               TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                -----
SEPARATE ACCOUNT...........................................................................................           2
  Mortality and Expense Guarantee..........................................................................           2

EXPERTS....................................................................................................           3

DISTRIBUTION...............................................................................................           3
  Reduction or Elimination of Contingent Deferred Sales Charge.............................................           3

PERFORMANCE INFORMATION....................................................................................           3
  Total Return.............................................................................................           3
  Yield....................................................................................................           4
  Performance Comparison...................................................................................           5
  Tax Comparison...........................................................................................           5

FEDERAL TAX STATUS.........................................................................................           6
  Note.....................................................................................................           6
  General..................................................................................................           6
  Diversification..........................................................................................           6
  Multiple Contracts.......................................................................................           7
  Income Tax Withholding...................................................................................           8
  Retirement Plans.........................................................................................           8
  Tax Treatment of Withdrawals -- Qualified Certificates...................................................           9
  Tax Sheltered Annuities -- Withdrawal Limitations........................................................          10

ANNUITY PROVISIONS.........................................................................................          10
  Annuity Unit Value.......................................................................................          10
  Variable Annuity Payments................................................................................          10

FINANCIAL STATEMENTS.......................................................................................          11

                                SEPARATE ACCOUNT

SAFECO Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.

We established SAFECO Resource Variable Account B ("the Separate Account") on February 6, 1986, to hold assets that underlie certificate values invested in the portfolios. During the establishment of the Separate Account, we contributed capital to the Separate Account which was immediately invested in the SAFECO Resource Series Trust. At March 31, 1999, the Company's contribution represented 13.8% of the value of the RST Bond Portfolio. We may remove all or a portion of these amounts at any time. However, we will attempt to minimize any potential material adverse effect such withdrawals may have on certificate values.

The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the group contracts. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, not all of which may be available under the group contracts described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Certificate values allocated to the Separate Account and the amount of variable annuity payments will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the certificates.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The investments of the Separate Account will be valued at their fair market value in accordance with the procedures approved by the Board of Directors of SAFECO Life Insurance Company and the Separate Account committee. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The participant bears the entire investment risk. There can be no assurance that the aggregate value in the certificate and amount of variable annuity payments will equal or exceed the purchase payments made under a certificate for the reasons described above, or because of the premature death of the annuitant after the annuity date.

MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each variable annuity payment made after the first payment will not be adversely affected by variations in actual mortality experience or actual expenses incurred in excess of the expense deductions provided for in the certificate (although the Company does not guarantee the amounts of the variable annuity payments).

To the extent that the contingent deferred sales charge is insufficient to cover all the distribution costs and related expenses, some portion of the proceeds from the mortality and expense risk premium may be utilized to meet such excess distribution expenses. We have represented in documents filed with the SEC that the mortality and expense risk premium is consistent with the mortality and expense risks we assume and is within the range of industry practice, based on our review of our requirements and industry practice.

Moreover, we have represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and participants.

                                    EXPERTS

The financial statements of SAFECO Resource Variable Account B and SAFECO Life Insurance Company and Subsidiaries, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                  DISTRIBUTION

SAFECO Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the group contracts and certificates. The group contracts and certificates issued by the Separate Account are offered on a continuous basis.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge may be reduced or eliminated when sales of the group contracts are made in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of certificates with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the group contract and certificates with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the certificates are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                            PERFORMANCE INFORMATION

TOTAL RETURN

"Total return" is the total percentage change in the unit value of an investment over a stated period of time. It reflects all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all distributions and the deduction of all applicable charges to the portfolio on an annual basis, including the mortality and expense risk premium, the administration charge, and any other charges against certificate value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the contingent deferred sales charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the contingent deferred sales charge, since the certificates are intended as long-term products.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and will reflect the administration charge and the contingent deferred sales charge. From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been invested, and without the administration charge and/or with or without the contingent deferred sales charge. Non-standardized figures may cause the performance of the portfolios to appear higher than performance calculated using standard parameters.

"Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including 1, 5, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:

                        P(1 + T) to the power of n = ERV

where:

P   = a hypothetical initial payment of $1,000;

T  = the average annual total return;

n   = the number of years; and

ERV = the withdrawal value at the end of the time period used.

"Cumulative total returns" are not averaged and reflect the simple change in value of a hypothetical investment in the portfolio over a stated period of time.

Total return, average total return, and cumulative total return assume reinvestment of dividend and capital gains distributions.

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

YIELD

Some portfolios may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the portfolio over a stated period of time, not taking into account capital gains or losses. Yield figures will reflect deduction of the administration charge which is assessed on an annual basis, but will not reflect any applicable contingent deferred sales charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the RST Money Market Portfolio. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven (7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by assuming that the income generated during the seven day period continues to be generated each week for a 52 week period. It is multiplied by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return + 1) to the power of 365/7] - 1

For the RST Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield.

Yield for portfolios other than RST Money Market Portfolio is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                Yield = 2[((a-b)/cd + 1) to the power of 6 - 1]

where:

a = net investment income earned during the period by the corresponding portfolio;

b = expenses accrued for the period (net of any reimbursements);

c = the average daily number of accumulation units outstanding during the period; and

d = the value (maximum offering price) per accumulation unit on the last day of the period.

The income is then annualized on a 360 day basis by assuming that the income generated during the 30 day period continues to be generated each month for a 12 month period and is shown as a percentage of the investment. Again, yield figures will reflect deduction of the administration charge which is assessed on an annual basis, but will not reflect any applicable contingent deferred sales charge.

PERFORMANCE COMPARISON

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a certificate. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

TAX COMPARISON

Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a certificate (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                               FEDERAL TAX STATUS

NOTE

The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the group contracts or certificates. Purchasers bear the complete risk that the group contracts and/or certificates may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this SAI or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. A participant is generally not taxed on increases in the value of a certificate until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the certificate. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Since the group contracts and certificates described in the prospectus are issued solely in connection with certain retirement plans, there may be no cost basis in the certificate and the entire distribution may be taxable. Such group contracts and certificates are referred to as "qualified."

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the certificate (adjusted for any period certain or refund feature) bears to the expected return under the certificate. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the certificate (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the certificate has been recovered (i.e. when the total of the excludable amounts equals the investment in the certificate) are generally fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of retirement plans there may be no cost basis in the certificate within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Participants and beneficiaries under the certificates should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity certificates. The Code provides that a variable annuity certificate will not be treated as an annuity for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the certificate as an "annuity contract" would result in imposition of federal income tax to the participant with respect to earnings allocable to the certificate prior to the receipt of payments under the certificate. The Code contains a safe harbor provision which provides that annuity contracts such as the certificates meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the portfolios underlying variable certificates such as those described in the prospectus. The Regulations amplify the diversification requirements for variable certificates set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable certificates by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the certificates will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which participant's control of the investments of the Separate Account will cause the participant to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the certificate. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of participant control which may be exercised under the certificate is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the participant was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the certificate prior to receipt of payments under the certificate.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the participant being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the group contract and certificates in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. These aggregation rules may also apply in connection with certain 457 plans. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the participant are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.

RETIREMENT PLANS

Taxation of participants in a retirement plan varies with the type of plan and terms and conditions of each specific plan. Owners, participants, and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the group contracts or certificates issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the certificates comply with applicable law. Following are general descriptions of some types of retirement plans with which the group contracts and certificates are most often used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a group contract or certificate issued in connection with a retirement plan.

Group contracts and certificates issued in connection with retirement plans include special provisions that may restrict or modify the contract and certificate provisions and administrative services described in the prospectus. Generally, certificates issued pursuant to retirement plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from these certificates. (See "Tax Treatment of Withdrawals -- Qualified Certificates", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The group contracts and certificates sold by the Company in connection with retirement plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax Sheltered Annuities

    Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the certificates for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the certificates. The amount of contributions to the tax sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Certificates" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Deferred Compensation Plans

    Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners and participants should consult their own tax counsel or other tax adviser regarding any distributions.

c.  Cash or Deferred Savings Plans

    Under Section 40l(k) of the Code, a Cash or Deferred Savings Plan is a plan offered by an employer which allows employees to elect to reduce their compensation with the reduced amounts set aside for the employees in a tax-deferred retirement program. The Code places limitations on these plans including on such items as amount of allowable contributions, form, manner and timing of distributions, transferability of benefits, vesting and nonforfeitability of interests, nondiscrimination in eligibility and participation and the tax treatment of distributions, withdrawals and surrenders.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CERTIFICATES

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including certificates issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities), and 401(k) (Cash or Deferred Savings Plan). To the extent amounts are not includable in gross income because they have been rolled over to an Individual Retirement Annuity or Account, or to another eligible plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the participant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the participant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the participant (as applicable) or the joint lives (or joint life expectancies) of such participant (as applicable) and his or her designated beneficiary; (d) distributions to a participant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the participant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the participant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a Qualified Domestic Relations Order; (g) distributions made to pay health insurance premiums for an unemployed participant; (h) distributions made to a participant to pay qualified higher education expenses; and (i) distributions made to a participant for first home purchases.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the participant attains age 70 1/2 or retires, if later. Required distributions must be over a period not exceeding the life expectancy of the participant or the joint lives or life expectancies of the participant and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the participant: (1) attains age 59 1/2;
(2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) in the case of hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the participant's certificate value which represents contributions made by the participant and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Participants should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

ANNUITY UNIT VALUE

The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment rate of 4% on which the annuity tables are based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk premium and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor for the valuation period for which the value is being calculated, and dividing the result by an Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the annuity rate tables.

The Net Investment Factor is a number that represents the change in the net asset value of a portfolio on successive days when the NYSE is open. The Net Investment Factor for any portfolio for any valuation period is determined by taking the net asset value per share of the portfolio, (adjusted for earnings, realized or unrealized capital gains or losses, and deductions for tax, if any), as of the current valuation period, and dividing it by the adjusted net asset value per share of the portfolio for the preceding period, and then subtracting the percentage factor for the mortality and expense risk premium. The Net Investment Factor may be greater than or equal to one, therefore the annuity unit value may increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the certificate.

VARIABLE ANNUITY PAYMENTS

The amount of the first annuity payment under a certificate will be determined on the basis of the annuity option selected, the annuity purchase rate, the date of birth of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each investment option determined by applying the certificate value, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the variable annuity tables contained in the certificate (which are guaranteed for the duration of the certificate). For variable annuitizations which take place beginning in the year 2000-2009, an age setback of one year will be used; for those beginning in the year 2010-2019, an age setback of two years will be used; and so on with an additional one year age setback for each additional ten years.

The number of annuity units in each portfolio to be credited to the annuitant is determined by dividing the amount of the first annuity payment from that portfolio by the value of an annuity unit as of the 15th day of the month preceding the annuity date. The number of annuity units used to calculate the variable annuity payment each month remains constant unless the annuitant changes portfolio elections. The value of annuity units in each portfolio will fluctuate with the investment experience of the portfolios.

The dollar amount of the variable portion of each annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units per portfolio by the value of an annuity unit (for that investment option) as of the 15th day of the preceding month.

To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant with an adjusted age 63, who has elected a life variable annuity payment plan with a guarantee period of 10 years with the assumed investment rate of 4%. (Option 2, as described in the prospectus).

(1)        Assumed number of accumulation units in a portfolio on maturity
           date...............................................................     25,000

(2)        Assumed value of an accumulation unit in a portfolio at maturity...  $ 12.5000

(3)        Cash value of certificate at maturity, (1) x (2)...................  $ 312,500

(4)        Consideration required to purchase $1 of monthly annuity from annuity rate table.................................................  $  183.53

(5)        Amount of first payment from a portfolio, (3) divided by (4).......  $1,702.72

(6)        Assumed value of annuity unit in a portfolio at maturity...........  $ 13.0000

(7)        Number of annuity units credited in a portfolio, (5) divided by
           (6)................................................................   130.9785

The $312,500 value at maturity provides a first payment from the portfolio of $1,702.72, and payments thereafter of the varying dollar value of 130.9785 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 130.9785 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 130.9785 multiplied by $13.25, or $1,735.47.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment rate of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 130.9785 x $12.75, or $1,669.98.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company and subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the group contracts and certificates.

                              FINANCIAL STATEMENTS
                       SAFECO RESOURCE VARIABLE ACCOUNT B
                               TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                -----
Statement of Assets and Liabilities as of December 31, 1998................................................           1

Statements of Operations and Changes in Net Assets for the Year or Period ended December 31, 1998 and
 1997......................................................................................................           5

Notes to Financial Statements..............................................................................          11

Report of Ernst & Young LLP, Independent Auditors..........................................................          14

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1998

                                                                                SUB-ACCOUNTS
                                                    --------------------------------------------------------------------
                                                                                                               SAFECO
(In Thousands, Except Per-Share and                    SAFECO        SAFECO        SAFECO        SAFECO        MONEY
Per-Unit Amounts)                                      EQUITY        GROWTH      NORTHWEST        BOND         MARKET
------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $    151,267  $     89,215  $      4,965  $     12,009  $      5,061
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------
            SHARES OWNED                                   6,866         4,114           359         1,067         5,061
            NET ASSET VALUE PER SHARE               $      29.97  $      21.30  $      15.64  $      11.41  $       1.00
                                                    ------------  ------------  ------------  ------------  ------------

         Investments, at value                           205,780        87,630         5,611        12,171         5,061
      Dividend Receivable                                 10,148        10,191             -           654            19
                                                    ------------  ------------  ------------  ------------  ------------

          Total assets                                   215,928        97,821         5,611        12,825         5,080

LIABILITIES:
      Mortality and expense risk charge payable              224            98             6            13             5
                                                    ------------  ------------  ------------  ------------  ------------

NET ASSETS:                                         $    215,704  $     97,723  $      5,605  $     12,812  $      5,075
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

ACCUMULATION UNITS OUTSTANDING                             3,559         2,513           356           618           316
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $     60.601  $     38.894  $     15.741  $     20.712  $     16.074
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

  * Redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1998

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                       SAFECO                                   LEXINGTON     LEXINGTON
(In Thousands, Except Per-Share and                    SMALL         SCUDDER       SCUDDER       NATURAL       EMERGING
Per-Unit Amounts)                                     COMPANY     INTERNATIONAL    BALANCED     RESOURCES      MARKETS
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $        691  $      17,554  $     16,652  $        691  $        190
                                                    ------------  -------------  ------------  ------------  ------------
                                                    ------------  -------------  ------------  ------------  ------------
            SHARES OWNED                                      54          1,320         1,339            50            20
            NET ASSET VALUE PER SHARE               $       9.87  $       14.56  $      15.21  $      11.03  $       5.65
                                                    ------------  -------------  ------------  ------------  ------------

         Investments, at value                               530         19,218        20,365           547           112
      Dividend Receivable                                      -              -             -             -             -
                                                    ------------  -------------  ------------  ------------  ------------

          Total assets                                       530         19,218        20,365           547           112

LIABILITIES:
      Mortality and expense risk charge payable                1             20            20             1             -
                                                    ------------  -------------  ------------  ------------  ------------

NET ASSETS:                                         $        529  $      19,198  $     20,345  $        546  $        112
                                                    ------------  -------------  ------------  ------------  ------------
                                                    ------------  -------------  ------------  ------------  ------------

ACCUMULATION UNITS OUTSTANDING                                52          1,164           979            46            18
                                                    ------------  -------------  ------------  ------------  ------------
                                                    ------------  -------------  ------------  ------------  ------------

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $     10.080  $      16.492  $     20.784  $     11.897  $      6.163
                                                    ------------  -------------  ------------  ------------  ------------
                                                    ------------  -------------  ------------  ------------  ------------

  * Redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1998

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                                   FEDERATED                     AMERICAN      AMERICAN
(In Thousands, Except Per-Share and                  FEDERATED        HIGH        FEDERATED      CENTURY       CENTURY
Per-Unit Amounts)                                     UTILITY        INCOME     INTERNATIONAL    BALANCED    INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $      1,045  $      1,424  $         512  $      1,445  $      1,295
                                                    ------------  ------------  -------------  ------------  ------------
                                                    ------------  ------------  -------------  ------------  ------------
            SHARES OWNED                                      81           131             38           180           175
            NET ASSET VALUE PER SHARE               $      15.27  $      10.92  $       15.39  $       8.34  $       7.62
                                                    ------------  ------------  -------------  ------------  ------------

         Investments, at value                             1,229         1,436            580         1,501         1,336
      Dividend Receivable                                      -             -              -             -             -
                                                    ------------  ------------  -------------  ------------  ------------

          Total assets                                     1,229         1,436            580         1,501         1,336

LIABILITIES:
      Mortality and expense risk charge payable                1             2              1             1             1
                                                    ------------  ------------  -------------  ------------  ------------

NET ASSETS:                                         $      1,228  $      1,434  $         579  $      1,500  $      1,335
                                                    ------------  ------------  -------------  ------------  ------------
                                                    ------------  ------------  -------------  ------------  ------------

ACCUMULATION UNITS OUTSTANDING                                72           115             39           160           168
                                                    ------------  ------------  -------------  ------------  ------------
                                                    ------------  ------------  -------------  ------------  ------------

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $     17.045  $     12.465  $      14.905  $      9.360  $      7.968
                                                    ------------  ------------  -------------  ------------  ------------
                                                    ------------  ------------  -------------  ------------  ------------

  * Redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1998

                                                                   SUB-ACCOUNTS
                                                    ------------------------------------------
                                                                     FIDELITY
(In Thousands, Except Per-Share and                   FIDELITY        GROWTH        INVESCO
Per-Unit Amounts)                                    CONTRAFUND    OPPORTUNITIES    REALTY
----------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $         220  $        541  $          92
                                                    -------------  ------------  -------------
                                                    -------------  ------------  -------------
            SHARES OWNED                                       11            26             10
            NET ASSET VALUE PER SHARE               $       24.44  $      22.88  $        8.22
                                                    -------------  ------------  -------------

         Investments, at value                                258           606             83
      Dividend Receivable                                       -             -              -
                                                    -------------  ------------  -------------

          Total assets                                        258           606             83

LIABILITIES:
      Mortality and expense risk charge payable                 -             1              -
                                                    -------------  ------------  -------------

NET ASSETS:                                         $         258  $        605  $          83
                                                    -------------  ------------  -------------
                                                    -------------  ------------  -------------

ACCUMULATION UNITS OUTSTANDING                                 23            54             10
                                                    -------------  ------------  -------------
                                                    -------------  ------------  -------------

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $      11.340  $     11.229  $       8.601
                                                    -------------  ------------  -------------
                                                    -------------  ------------  -------------

  * Redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                            SAFECO                  SAFECO                  SAFECO
                                                            EQUITY                  GROWTH                NORTHWEST
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(In Thousands)                                         1998        1997        1998        1997        1998        1997
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   10,148  $   12,420  $   10,191  $   13,463  $        -  $      198
   Mortality and expense risk charge                    (2,413)     (1,934)     (1,226)       (784)        (67)        (43)
   Net realized gain (loss) on investments               3,440       9,610         775       5,338          72         227
   Net change in unrealized appreciation
      (depreciation)                                    28,887      11,494     (11,535)      5,019          22         442
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      40,062      31,590      (1,795)     23,036          27         824

UNIT TRANSACTIONS:
   Purchases                                            42,556      37,076      41,575      28,799       1,866       1,905
   Redemptions                                         (37,631)    (30,507)    (25,341)    (13,657)       (909)       (757)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                          4,925       6,569      16,234      15,142         957       1,148
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                              44,987      38,159      14,439      38,178         984       1,972

NET ASSETS AT BEGINNING OF YEAR                        170,717     132,558      83,284      45,106       4,621       2,649
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $  215,704  $  170,717  $   97,723  $   83,284  $    5,605  $    4,621
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                    ----------  ----------  ----------  ----------  ----------  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                            SAFECO                  SAFECO                  SAFECO
                                                             BOND                MONEY MARKET           SMALL COMPANY
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(In Thousands)                                         1998        1997        1998        1997        1998       1997 *
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $      654  $      509  $      195  $      172  $        -  $        6
   Mortality and expense risk charge                      (136)       (113)        (51)        (43)         (6)          -
   Net realized gain (loss) on investments                  88        (143)          -           -         (56)          1
   Net change in unrealized appreciation
      (depreciation)                                       161         371           -           -        (156)         (5)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         767         624         144         129        (218)          2

UNIT TRANSACTIONS:
   Purchases                                             5,235       1,459      18,405      14,068         772         220
   Redemptions                                          (2,842)     (1,494)    (16,175)    (16,594)       (201)        (46)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                          2,393         (35)      2,230      (2,526)        571         174
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                               3,160         589       2,374      (2,397)        353         176

NET ASSETS AT BEGINNING OF YEAR                          9,652       9,063       2,701       5,098         176           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $   12,812  $    9,652  $    5,075  $    2,701  $      529  $      176
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                    ----------  ----------  ----------  ----------  ----------  ----------

  *  For the period from May 1, 1997 (inception date) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           SCUDDER                 SCUDDER            LEXINGTON NATURAL
                                                        INTERNATIONAL              BALANCED               RESOURCES
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(In Thousands)                                         1998        1997        1998        1997        1998        1997
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $    2,297  $      349  $    1,024  $      672  $       45  $       21
   Mortality and expense risk charge                      (231)       (204)       (195)       (121)         (8)         (8)
   Net realized gain (loss) on investments                 281       1,473         135         350          (4)         42
   Net change in unrealized appreciation
      (depreciation)                                       465        (467)      2,154       1,044        (177)         (6)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS       2,812       1,151       3,118       1,945        (144)         49

UNIT TRANSACTIONS:
   Purchases                                             4,944       7,878       8,153       4,296         169         450
   Redemptions                                          (5,243)     (6,231)     (2,770)     (1,677)       (156)       (206)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                           (299)      1,647       5,383       2,619          13         244
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                               2,513       2,798       8,501       4,564        (131)        293

NET ASSETS AT BEGINNING OF YEAR                         16,685      13,887      11,844       7,280         677         384
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $   19,198  $   16,685  $   20,345  $   11,844  $      546  $      677
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                    ----------  ----------  ----------  ----------  ----------  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          LEXINGTON
                                                           EMERGING               FEDERATED               FEDERATED
                                                           MARKETS                 UTILITY               HIGH INCOME
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(In Thousands)                                         1998        1997        1998        1997        1998        1997
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $       13  $        -  $       54  $       16  $       28  $       15
   Mortality and expense risk charge                        (2)         (4)        (12)         (6)        (15)         (4)
   Net realized gain (loss) on investments                 (45)          3          14          15           -           5
   Net change in unrealized appreciation
      (depreciation)                                       (24)        (49)         66          97         (17)         24
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         (58)        (50)        122         122          (4)         40

UNIT TRANSACTIONS:
   Purchases                                                44         299         548         431       1,081         682
   Redemptions                                            (112)       (211)       (198)        (77)       (403)        (77)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                            (68)         88         350         354         678         605
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                (126)         38         472         476         674         645

NET ASSETS AT BEGINNING OF YEAR                            238         200         756         280         760         115
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $      112  $      238  $    1,228  $      756  $    1,434  $      760
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                    ----------  ----------  ----------  ----------  ----------  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          FEDERATED            AMERICAN CENTURY        AMERICAN CENTURY
                                                        INTERNATIONAL              BALANCED             INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(In Thousands)                                         1998        1997        1998       1997 *       1998       1997 *
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $       66  $        -  $       40  $        -
   Mortality and expense risk charge                        (6)         (3)        (11)         (1)        (12)         (1)
   Net realized gain (loss) on investments                  29           1          (1)          1           9           -
   Net change in unrealized appreciation
      (depreciation)                                        53          14          55           1          44          (3)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS          76          12         109           1          81          (4)

UNIT TRANSACTIONS:
   Purchases                                               271         273       1,169         363       1,096         492
   Redemptions                                             (78)        (18)       (126)        (16)       (292)        (38)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                            193         255       1,043         347         804         454
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                 269         267       1,152         348         885         450

NET ASSETS AT BEGINNING OF YEAR                            310          43         348           -         450           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $      579  $      310  $    1,500  $      348  $    1,335  $      450
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                    ----------  ----------  ----------  ----------  ----------  ----------

  *  For the period from May 1, 1997 (inception date) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                               SUB-ACCOUNTS
                                                    ----------------------------------
                                                                 FIDELITY
                                                     FIDELITY     GROWTH     INVESCO
                                                    CONTRAFUND  OPPORTUNITIES   REALTY
--------------------------------------------------------------------------------------
                                                    ----------  ----------  ----------
(In Thousands)                                        1998 #      1998 #      1998 #
--------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $        2
   Mortality and expense risk charge                        (1)         (2)         (1)
   Net realized gain (loss) on investments                  12          (2)          -
   Net change in unrealized appreciation
      (depreciation)                                        38          65          (9)
                                                    ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS          49          61          (8)

UNIT TRANSACTIONS:
   Purchases                                               489         586          93
   Redemptions                                            (280)        (42)         (2)
                                                    ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                            209         544          91
                                                    ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                 258         605          83

NET ASSETS AT BEGINNING OF YEAR                              -           -           -
                                                    ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $      258  $      605  $       83
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

  #  For the period from May 1, 1998 (inception date) to December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION

     SAFECO Resource Variable Account B (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Sub-Accounts                                        Underlying Portfolios
------------------------------------------------------------------------------------------------------
                                                    SAFECO Resource Series Trust
SAFECO Resource Equity (SAFECO Equity)                       RST Equity Portfolio
SAFECO Resource Growth (SAFECO Growth)                       RST Growth Portfolio
SAFECO Resource Northwest (SAFECO Northwest)                 RST Northwest Portfolio
SAFECO Resource Bond (SAFECO Bond)                           RST Bond Portfolio
SAFECO Resource Money Market (SAFECO Money Market)           RST Money Market Portfolio
SAFECO Resource Small Company Stock (SAFECO Small
  Company)                                                   RST Small Company Stock Portfolio

                                                    Scudder Variable Life Investment Fund
Scudder International                                        Scudder International Portfolio
Scudder Balanced                                             Scudder Balanced Portfolio

                                                    Lexington Natural Resources Trust
Lexington Natural Resources                                  Lexington Natural Resources Trust

                                                    Lexington Emerging Markets Fund, Inc.
Lexington Emerging Markets                                   Lexington Emerging Markets Fund, Inc.

                                                    Federated Insurance Series
Federated Utility                                            Federated Utility Fund II
Federated High Income Bond (Federated High Income)           Federated High Income Bond Fund II
Federated International Equity (Federated
  International)                                             Federated International Equity Fund II

                                                    American Century Variable Portfolios, Inc.
American Century Balanced                                    VP Balanced
American Century International                               VP International

                                                    Variable Insurance Products Fund II (VIP II)
Fidelity Contrafund                                          VIP II Contrafund Portfolio

                                                    Variable Insurance Products Fund III (VIP III)
Fidelity Growth Opportunities                                VIP III Growth Opportunities Portfolio

                                                    INVESCO Variable Investment Funds, Inc.
INVESCO Realty                                               INVESCO VIF-Realty Portfolio

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio.

     SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Effective January 1, 1998, realized gains and losses on security transactions are determined using the average cost method. Prior to 1998, the First-In First-Out cost method was used. This change in accounting method has no net impact on the results of operations or on net assets.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.     EXPENSES

     SAFECO assumes mortality and expense risks related to the operations of the Separate Account. SAFECO deducts a daily charge from the assets of the Separate Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.25% of the average daily net assets of the Separate Account.

     There may be fees deducted by SAFECO from a contractholder's account and not directly from the Separate Account. These fees may vary by product.

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

4.     INVESTMENT TRANSACTIONS

     Purchase and sales activity in underlying portfolio shares for the year ended December 31, 1998 was as follows:

                                             (IN THOUSANDS)
SUB-ACCOUNT                               PURCHASES     SALES
---------------------------------------------------------------
    SAFECO Equity                           $19,467    $ 16,921
    SAFECO Growth                            27,991      12,976
    SAFECO Northwest                          1,691         800
    SAFECO Bond                               4,356       2,096
    SAFECO Money Market                      14,078      11,722
    SAFECO Small Company                        791         225
    Scudder International                     5,766       3,997
    Scudder Balanced                          7,630       1,411
    Lexington Natural Resources                 305         256
    Lexington Emerging Markets                   58         115
    Federated Utility                           572         180
    Federated High Income                     1,019         327
    Federated International                     380         192
    American Century Balanced                 1,205         106
    American Century International            1,125         292
    Fidelity Contrafund                         488*        280*
    Fidelity Growth Opportunities               586*         43*
    INVESCO Realty Fund                          94*          2*

  *  For the period from May 1, 1998 (inception date) to December 31, 1998.

5.     HISTORICAL ACCUMULATION UNIT VALUES

                                           DECEMBER 31
                           -------------------------------------------
SUB-ACCOUNT                 1998     1997     1996     1995     1994
----------------------------------------------------------------------
    SAFECO Equity          $60.601  $49.122  $39.829  $32.321  $25.424
    SAFECO Growth           38.894   38.686   27.082   20.756   14.897
    SAFECO Northwest        15.741   15.493   11.968   10.777   10.156
    SAFECO Bond             20.712   19.265   17.991   18.117   15.559
    SAFECO Money Market     16.074   15.509   14.944   14.417   13.837
    SAFECO Small Company
      *                     10.080   12.759        -        -        -
    Scudder International   16.492   14.094   13.083   11.540   10.519
    Scudder Balanced        20.784   17.080   13.919   12.596   10.066
    Lexington Natural
      Resources **          11.897   14.996   14.169        -        -
    Lexington Emerging
      Markets **             6.163    8.703    9.968        -        -
    Federated Utility **    17.045   15.144   12.106        -        -
    Federated High Income
      **                    12.465   12.290   10.933        -        -
    Federated
      International **      14.905   12.017   11.052        -        -
    American Century
      Balanced *             9.360    8.185        -        -        -
    American Century
      International *        7.968    6.793        -        -        -
    Fidelity Contrafund #   11.340        -        -        -        -
    Fidelity Growth
      Opportunities #       11.229        -        -        -        -
    INVESCO Realty Fund #    8.601        -        -        -        -

     * Unit values on the inception date (May 1, 1997) were $10.000, $7.160, and $6.200, for the SAFECO RST Small Company, AMC Balanced and AMC International Sub-accounts, respectively.

     ** Unit values on the inception date (February 15, 1996) were $11.920, $10.540, $11.410, $10.050, and $10.480, for the Lexington Natural
     Resources, Lexington Emerging Markets, Federated Utility, Federated High Income and Federated International Sub-accounts, respectively.

     # Unit value on the inception date (May 1, 1998) was $10.000 for the Fidelity Contrafund, Fidelity Growth Opportunities and INVESCO Realty Sub-accounts.

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Resource Variable Account B

We have audited the accompanying statements of assets and liabilities of SAFECO Resource Variable Account B (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, SAFECO Resource Small Company Stock, Scudder International, Scudder Balanced, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, Federated International Equity, American Century Balanced, American Century International, Fidelity Contrafund, Fidelity Growth Opportunities and INVESCO Realty Sub-Accounts) as of December 31, 1998, and the related statements of operations and changes in net assets, and the historical accumulation unit values for each of the periods indicated therein. These financial statements and the historical accumulation unit values are the responsibility of the SAFECO Resource Variable Account B's management. Our responsibility is to express an opinion on these financial statements and historical accumulation unit values based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and historical accumulation unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and historical accumulation unit values. Our procedures included confirmation of portfolio shares owned as of December 31, 1998, by correspondence with the underlying portfolio of each Sub-Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and historical accumulation unit values referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting SAFECO Resource Variable Account B at December 31, 1998, the results of their operations, the changes in their net assets, and the historical accumulation unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.

Seattle, Washington                                        /s/ ERNST & YOUNG LLP
February 26, 1999

                      Audited Consolidated Financial Statements


                            SAFECO Life Insurance Company
                                   and Subsidiaries

                     YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                         WITH REPORT OF INDEPENDENT AUDITORS

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS



                                  TABLE OF CONTENTS

                                                                            PAGE
Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . .    1

Consolidated Financial Statements

     Consolidated Balance Sheet. . . . . . . . . . . . . . . . . . . . . .    2

     Statement of Consolidated Income. . . . . . . . . . . . . . . . . . .    4

     Consolidated Statement of Changes in Shareholder's Equity . . . . . .    5

     Statement of Consolidated Comprehensive Income. . . . . . . . . . . .    5

     Statement of Consolidated Cash Flows. . . . . . . . . . . . . . . . .    6

     Notes to Consolidated Financial Statements. . . . . . . . . . . . . .    8

                  REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheets of SAFECO Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

As described in Note 1 to the Consolidated Financial Statements, SAFECO Life Insurance Company and subsidiaries adopted certain new accounting standards in 1998 as required by the Financial Accounting Standards Board.



Seattle, Washington                        /s/Ernst & Young LLP
February 12, 1999

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
(In Thousands Except Share Amounts)

                                                                               December 31
                                                                     -------------------------------
                                                                         1998                1997
                                                                     -----------         -----------
ASSETS

Investments (Note 3):
  Fixed Maturities Available-for-Sale, at Market Value
    (Amortized Cost: 1998-$9,718,627; 1997-$8,901,583) . . . . .     $10,281,711         $ 9,401,886

  Fixed Maturities Held-to-Maturity, at Amortized Cost
    (Market Value: 1998-$3,259,194; 1997-$3,159,888) . . . . . .       2,720,883           2,708,558

  Marketable Equity Securities, at Market Value
    (Cost: 1998-$14,665; 1997-$10,651) . . . . . . . . . . . . .          18,737              15,552
  First Mortgage Loans on Real Estate:
    Nonaffiliates (At cost, less allowance for losses:
      1998-$11,173; 1997-$11,609). . . . . . . . . . . . . . . .         503,734             475,975
    Affiliates . . . . . . . . . . . . . . . . . . . . . . . . .         160,693             175,183
  Real Estate. . . . . . . . . . . . . . . . . . . . . . . . . .           2,942               3,399
  Policy Loans . . . . . . . . . . . . . . . . . . . . . . . . .          62,359              60,249
  Short-Term Investments (At cost which approximates market) . .          54,164              56,374
  Other Invested Assets. . . . . . . . . . . . . . . . . . . . .           5,211                 250
                                                                     -----------         -----------
      Total Investments. . . . . . . . . . . . . . . . . . . . .      13,810,434          12,897,426
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,321             244,512
Accrued Investment Income. . . . . . . . . . . . . . . . . . . .         190,887             181,757
Accounts and Notes Receivable (At cost, less allowance
  for doubtful accounts: 1998-$107; 1997-$78). . . . . . . . . .         110,850              48,204
Reinsurance Recoverables (Note 6). . . . . . . . . . . . . . . .          32,354              28,515
Deferred Policy Acquisition Costs (Net of valuation allowance:
  1998-$45,108; 1997-$35,349). . . . . . . . . . . . . . . . . .         213,022             239,843
Present Value of Future Profits. . . . . . . . . . . . . . . . .          12,362              13,239
Other Assets . . . . . . . . . . . . . . . . . . . . . . . . . .          61,510              63,544
Current Income Taxes Recoverable (Note 10) . . . . . . . . . . .          17,169                  --
Assets Held in Separate Accounts . . . . . . . . . . . . . . . .       1,201,135             905,417
                                                                     -----------         -----------
      Total Assets . . . . . . . . . . . . . . . . . . . . . . .     $15,658,044         $14,622,457
                                                                     -----------         -----------
                                                                     -----------         -----------


                    See Notes to Consolidated Financial Statements

                                                                              December 31
                                                                     -------------------------------
                                                                         1998                1997
                                                                     -----------         -----------
LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
  Policy and Contract Liabilities (Note 6):
    Future Policy Benefits . . . . . . . . . . . . . . . . . . .     $   158,949         $   151,675
    Policy and Contract Claims . . . . . . . . . . . . . . . . .          38,391              37,688
    Premiums Paid in Advance . . . . . . . . . . . . . . . . . .           8,161               9,145
    Funds Held Under Deposit Contracts . . . . . . . . . . . . .      12,364,937          11,539,473
    Other Policyholders' Funds . . . . . . . . . . . . . . . . .          61,029             166,759
                                                                     -----------         -----------
      Total Policy and Contract Liabilities. . . . . . . . . . .      12,631,467          11,904,740
  Other Liabilities. . . . . . . . . . . . . . . . . . . . . . .         149,684             125,247

  Federal Income Taxes (Note 10):
    Current. . . . . . . . . . . . . . . . . . . . . . . . . . .              --              19,192
    Deferred (Includes tax on unrealized appreciation of
      investment securities: 1998-$182,717; 1997-$164,449) . . .         199,744             179,296
  Liabilities Related to Separate Accounts . . . . . . . . . . .       1,201,135             905,417
                                                                     -----------         -----------
      Total Liabilities. . . . . . . . . . . . . . . . . . . . .      14,182,030          13,133,892
                                                                     -----------         -----------

Shareholder's Equity:
  Common Stock, $250 Par Value;
    20,000 Shares Authorized, Issued and Outstanding . . . . . .           5,000               5,000
  Additional Paid-In Capital . . . . . . . . . . . . . . . . . .          85,000              85,000
  Retained Earnings (Note 8) . . . . . . . . . . . . . . . . . .       1,046,572           1,093,048
  Accumulated Other Comprehensive Income . . . . . . . . . . . .         339,442             305,517
                                                                     -----------         -----------
      Total Shareholder's Equity . . . . . . . . . . . . . . . .       1,476,014           1,488,565
                                                                     -----------         -----------

        Total Liabilities and Shareholder's Equity . . . . . . .     $15,658,044         $14,622,457
                                                                     -----------         -----------
                                                                     -----------         -----------


                    See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED INCOME
(In Thousands)

                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                         1998                1997                1996
                                                                    ------------        ------------        ------------
Revenues:
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    254,410        $    240,595        $    240,100
  Investment Income:
    Interest on Fixed Maturities . . . . . . . . . . . . . . . .         925,827             830,837             767,309
    Interest on Mortgage Loans . . . . . . . . . . . . . . . . .          56,313              56,232              52,127
    Interest on Short-Term Investments . . . . . . . . . . . . .           4,898               3,419               2,935
    Dividends from Marketable Equity Securities. . . . . . . . .             693               1,044                 843
    Dividends from Redeemable Preferred Stock. . . . . . . . . .          17,088              16,026              12,654
    Other Investment Income. . . . . . . . . . . . . . . . . . .           4,446               3,843               3,879
                                                                    ------------        ------------        ------------
      Total. . . . . . . . . . . . . . . . . . . . . . . . . . .       1,009,265             911,401             839,747
    Less Investment Expenses . . . . . . . . . . . . . . . . . .           3,804               3,485               3,709
                                                                    ------------        ------------        ------------
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .       1,005,461             907,916             836,038
                                                                    ------------        ------------        ------------
  Other Revenue. . . . . . . . . . . . . . . . . . . . . . . . .          28,069              21,751              12,933
  Realized Investment Gain (Note 3). . . . . . . . . . . . . . .          13,612               6,807              10,439
                                                                    ------------        ------------        ------------
      Total. . . . . . . . . . . . . . . . . . . . . . . . . . .       1,301,552           1,177,069           1,099,510
                                                                    ------------        ------------        ------------

Benefits and Expenses:
  Policy Benefits. . . . . . . . . . . . . . . . . . . . . . . .         994,081             844,926             782,213
  Commissions. . . . . . . . . . . . . . . . . . . . . . . . . .          95,250              93,681              74,724
  Personnel Costs. . . . . . . . . . . . . . . . . . . . . . . .          53,814              48,503              43,609
  Taxes Other Than Payroll and Income Taxes. . . . . . . . . . .          12,980              11,817              15,512
  Other Operating Expenses . . . . . . . . . . . . . . . . . . .          54,815              46,639              45,224
  Amortization of Deferred Policy Acquisition Costs. . . . . . .          39,076              36,946              35,652
  Deferral of Policy Acquisition Costs . . . . . . . . . . . . .         (65,944)            (53,068)            (42,426)
  Amortization of Present Value of Future Profits. . . . . . . .           3,790                  --                  --
                                                                    ------------        ------------        ------------
      Total. . . . . . . . . . . . . . . . . . . . . . . . . . .       1,187,862           1,029,444             954,508
                                                                    ------------        ------------        ------------

Income before Write-off of
  Deferred Policy Acquisition Costs. . . . . . . . . . . . . . .         113,690             147,625             145,002
Write-off of Deferred Policy Acquisition Costs . . . . . . . . .         (46,800)                 --                  --
                                                                    ------------        ------------        ------------
Income before Federal Income Taxes . . . . . . . . . . . . . . .          66,890             147,625             145,002
                                                                    ------------        ------------        ------------

Provision (Benefit) for Federal Income Taxes (Note 10):
  Current. . . . . . . . . . . . . . . . . . . . . . . . . . . .          24,725              54,705              57,417
  Deferred . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,359)             (4,689)             (6,471)
                                                                    ------------        ------------        ------------
      Total. . . . . . . . . . . . . . . . . . . . . . . . . . .          23,366              50,016              50,946
                                                                    ------------        ------------        ------------
Net Income . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     43,524        $     97,609        $     94,056
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------


                    See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY
(In Thousands)


                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                         1998                1997                1996
                                                                    ------------        ------------        ------------
Common Stock . . . . . . . . . . . . . . . . . . . . . . . . . .    $      5,000        $      5,000        $      5,000
                                                                    ------------        ------------        ------------
Additional Paid-In Capital . . . . . . . . . . . . . . . . . . .          85,000              85,000              85,000
                                                                    ------------        ------------        ------------

Retained Earnings:
  Balance at the Beginning of Year . . . . . . . . . . . . . . .       1,093,048           1,011,439             921,383
  Net Income . . . . . . . . . . . . . . . . . . . . . . . . . .          43,524              97,609              94,056
  Dividends to Parent. . . . . . . . . . . . . . . . . . . . . .         (90,000)            (16,000)             (4,000)
                                                                    ------------        ------------        ------------
  Balance at the End of Year . . . . . . . . . . . . . . . . . .       1,046,572           1,093,048           1,011,439
                                                                    ------------        ------------        ------------

Accumulated Other Comprehensive Income:
  Unrealized Appreciation of Investment
    Securities, Net of Tax (Note 3):
      Balance at the Beginning of Year . . . . . . . . . . . . .         305,517             160,045             320,452
      Change in Unrealized Appreciation, Net of Deferred
        Policy Acquisition Costs Valuation Allowance . . . . . .          33,925             145,472            (160,407)
                                                                    ------------        ------------        ------------
      Balance at the End of Year . . . . . . . . . . . . . . . .         339,442             305,517             160,045
                                                                    ------------        ------------        ------------
        Shareholder's Equity . . . . . . . . . . . . . . . . . .    $  1,476,014        $  1,488,565        $  1,261,484
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------

STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
(In Thousands)

                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                         1998                1997                1996
                                                                    ------------        ------------        ------------
Net Income . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     43,524        $     97,609        $     94,056

Other Comprehensive Income, Net of Tax (Note 3):
  Unrealized Appreciation (Depreciation) of Investment
    Securities Arising During the Year (Net of tax:
    1998-$21,842; 1997-$81,029; 1996-($81,469)). . . . . . . . .          40,563             150,482            (151,300)

    Less:  Reclassification Adjustment for Realized Gains
      Included in Net Income (Net of tax: 1998-$3,574;
      1997-$2,697; 1996-$4,904). . . . . . . . . . . . . . . . .          (6,638)             (5,010)             (9,107)
                                                                    ------------        ------------        ------------

  Other Comprehensive Income (Loss). . . . . . . . . . . . . . ..         33,925             145,472            (160,407)
                                                                    ------------        ------------        ------------

Comprehensive Income (Loss). . . . . . . . . . . . . . . . . . .    $     77,449        $    243,081        $    (66,351)
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------


                    See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS
(In Thousands)


                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                         1998                1997                1996
                                                                    ------------        ------------        ------------
OPERATING ACTIVITIES:
  Insurance Premiums Received. . . . . . . . . . . . . . . . . ..   $    224,293        $    216,089        $    216,801
  Dividends and Interest Received. . . . . . . . . . . . . . . ..        919,236             819,433             754,878
  Other Operating Receipts . . . . . . . . . . . . . . . . . . ..         27,498              19,299              12,948
  Insurance Claims and Policy Benefits Paid. . . . . . . . . . ..       (402,118)           (353,227)           (302,955)
  Underwriting, Acquisition and Insurance
    Operating Costs Paid . . . . . . . . . . . . . . . . . . . ..       (221,294)           (202,077)           (172,251)
  Income Taxes Paid. . . . . . . . . . . . . . . . . . . . . . ..        (61,086)            (36,140)            (71,255)
                                                                    ------------        ------------        ------------
      Net Cash Provided by Operating Activities. . . . . . . . ..        486,529             463,377             438,166
                                                                    ------------        ------------        ------------

INVESTING ACTIVITIES:
  Purchases of:
    Fixed Maturities Available-for-Sale. . . . . . . . . . . . ..     (2,117,938)         (1,891,778)         (1,544,998)
    Fixed Maturities Held-to-Maturity. . . . . . . . . . . . . ..         (1,691)           (199,589)           (473,206)
    Purchase of Subsidiary, Net of Cash Acquired . . . . . . . ..             --             116,122                  --
    Other Investments. . . . . . . . . . . . . . . . . . . . . ..         (7,345)             (5,788)               (287)
    Policy and Nonaffiliated Mortgage Loans. . . . . . . . . . ..       (103,602)            (96,019)            (85,485)
    Affiliated Mortgage Loans. . . . . . . . . . . . . . . . . ..             --             (40,000)            (34,650)
    Options. . . . . . . . . . . . . . . . . . . . . . . . . . ..       (168,554)            (13,977)                 --
  Maturities of Fixed Maturities Available-for-Sale. . . . . . ..        732,377             435,788             466,509
  Maturities of Fixed Maturities Held-to-Maturity. . . . . . . ..          7,280               8,907              21,694
  Sales of:
    Fixed Maturities Available-for-Sale. . . . . . . . . . . . ..        643,539             869,091             721,229
    Fixed Maturities Held-to-Maturity. . . . . . . . . . . . . ..         18,235                  --              13,316
    Other Investments. . . . . . . . . . . . . . . . . . . . . ..          7,522              13,824              12,580
    Policy and Nonaffiliated Mortgage Loans. . . . . . . . . . ..         65,797              61,159              48,341
    Affiliated Mortgage Loans. . . . . . . . . . . . . . . . . ..         14,491               5,560              31,730
    Options. . . . . . . . . . . . . . . . . . . . . . . . . . ..        141,302                  --                  --
  Net (Increase) Decrease in Short-Term Investments. . . . . . ..          2,013              11,519              (1,250)
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . ..         (1,163)            (36,164)               (747)
                                                                    ------------        ------------        ------------
    Net Cash Used in Investing Activities. . . . . . . . . . . ..       (767,737)           (761,345)           (825,224)
                                                                    ------------        ------------        ------------

FINANCING ACTIVITIES:
  Funds Received Under Deposit Contracts . . . . . . . . . . . ..      1,198,147           1,392,517           1,148,590
  Return of Funds Held Under Deposit Contracts . . . . . . . . ..     (1,091,965)           (861,221)           (765,480)
  Dividends to Parent. . . . . . . . . . . . . . . . . . . . . ..        (94,000)            (13,000)             (4,000)
  Net Proceeds from (Repayment of) Short-Term Borrowings . . . ..         32,835               5,048              (7,802)
                                                                    ------------        ------------        ------------
    Net Cash Provided by Financing Activities. . . . . . . . . ..         45,017             523,344             371,308
                                                                    ------------        ------------        ------------

Net Increase (Decrease) in Cash. . . . . . . . . . . . . . . . ..       (236,191)            225,376             (15,750)
Cash at Beginning of Year. . . . . . . . . . . . . . . . . . . ..        244,512              19,136              34,886
                                                                    ------------        ------------        ------------
Cash at End of Year. . . . . . . . . . . . . . . . . . . . . . ..   $      8,321        $    244,512        $     19,136
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------

For pruposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

                    See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS -
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES
(In Thousands)


                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                         1998                1997                1996
                                                                    ------------        ------------        ------------
Net Income . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     43,524        $     97,609        $     94,056
                                                                    ------------        ------------        ------------
Adjustments to Reconcile Net Income to
  Net Cash Provided by Operating Activities:
    Realized Investment Gain . . . . . . . . . . . . . . . . . .         (13,612)             (6,807)            (10,439)
    Amortization of Fixed Maturity Investments . . . . . . . . .         (26,774)            (24,929)            (26,811)
    Deferred Federal Income Tax Benefit. . . . . . . . . . . . .          (1,359)             (4,689)             (6,471)
    Interest Expense on Deposit Contracts. . . . . . . . . . . .         633,437             501,230             484,962
    Mortality and Expense Changes and Administrative Fees. . . .         (29,753)            (27,379)            (24,368)
    Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,535              (7,877)                574

    Changes in:
      Future Policy Benefits . . . . . . . . . . . . . . . . . .           7,274               1,855              (4,466)
      Policy and Contract Claims . . . . . . . . . . . . . . . .             703               2,830               2,748
      Premiums Paid in Advance . . . . . . . . . . . . . . . . .            (984)                299                 637
      Deferred Policy Acquisition Costs. . . . . . . . . . . . .          17,062             (15,688)             (6,198)
      Accrued Investment Income. . . . . . . . . . . . . . . . .          (9,130)            (11,451)             (8,893)
      Accrued Interest on Accrual Bonds. . . . . . . . . . . . .         (50,440)            (48,354)            (44,015)
      Other Receivables. . . . . . . . . . . . . . . . . . . . .          (9,979)             (5,467)             (8,639)
      Current Federal Income Taxes . . . . . . . . . . . . . . .         (36,361)             18,565             (13,839)
      Other Assets and Liabilities . . . . . . . . . . . . . . .         (42,225)             (2,350)              4,668
      Other Policyholders' Funds . . . . . . . . . . . . . . . .            (389)             (4,020)              4,660
                                                                    ------------        ------------        ------------

        Total Adjustments. . . . . . . . . . . . . . . . . . . .         443,005             365,768             344,110
                                                                    ------------        ------------        ------------

Net Cash Provided by Operating Activities. . . . . . . . . . . .    $    486,529        $    463,377        $    438,166
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------


                    See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company directly owns three subsidiaries, SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, and Empire Life Insurance Company. The Company acquired WM Life Insurance Company and Empire Life Insurance Company on December 31, 1997 (see Note 2). WM Life Insurance Company was merged into the Company on July 1, 1998. The Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries engage primarily in insurance and financial service businesses.

     BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles appropriate in the circumstances and include amounts based on the best estimates and judgments of management. The financial statements include SAFECO Life Insurance Company and its subsidiaries.

     All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 1998 classifications.

     ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

     INVESTMENTS. Fixed maturity investments (i.e., bonds and redeemable preferred stocks) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

     All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes.

     When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statement of Consolidated Income.

     The cost of security investments sold is determined by the "identified cost" method.

     Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

     REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

     Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statement of Consolidated Income.

     DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

     Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. In 1998, a $46.8 million write-off of deferred acquisition costs was charged to current operations. This charge is primarily tied to two blocks of annuity business, the equity-indexed product and a declared rate fixed annuity product, and to the universal life business, all of which have been adversely affected by market conditions. Approximately $28 million of the write-off relates to the equity-indexed annuity product. The cost of the options purchased to fund the obligation under these contracts increased significantly, adversely affecting the projected recoverability of deferred acquisition costs. There were no significant revisions made in 1997 or 1996.

     Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

     PRESENT VALUE OF FUTURE PROFITS. The present value of future profits represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the present value of future profits is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The present value of future profits is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 1998 or 1997.

     OTHER ASSETS. Call options on the S&P 500 index are purchased by the Company to hedge the growth in interest credited on equity indexed annuities sold. Premiums paid to purchase these call options are capitalized and included in other assets. Call option premiums are amortized as an expense over the term of the option on a straight-line basis. Gains and losses on these instruments are recorded in income when realized. See Note 5 for additional information.

     The Financial Accounting Standards Board (FASB) issued Statement 133, "Accounting for Derivative Instruments and Hedging Activities" in June 1998 addressing accounting and disclosure requirements for derivative financial instruments. The Company's accounting treatment for options will change when guidance in this Statement is adopted. See page 11 for additional information.

     On December 31, 1997, the Company acquired Washington Mutual, Inc.'s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company, and Washington Mutual, Inc. agreed to

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

     distribute the Company's annuity products through the Washington Mutual, Inc. multi-state banking network. The portion of this transaction relating to the distribution agreement was valued at $35,000 and will be amortized on a straight-line basis over 15 years. The unamortized balance of $32,667 is included in other assets. See Note 2 for additional information.

     FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 5.5% to 8.75%.

     Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.5% graded to 3.25%.

     POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

     SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Account are not reflected in the Statement of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

     FEDERAL INCOME TAXES. The Company and its subsidiaries, except for Empire Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

     NEW ACCOUNTING STANDARDS. In June of 1997, the FASB issued Statement 130, "Reporting Comprehensive Income." Statement 130 is effective for fiscal years beginning after December 15, 1997 and the Company adopted it in the first quarter of 1998. The Statement has no effect on net income but requires the reporting of "comprehensive income," which includes net income and certain items currently reported in shareholder's equity. See the Statement of Consolidated Comprehensive Income on page 5 of this report.

     The FASB issued Statement 131, "Disclosures about Segments of an Enterprise and Related Information," in June of 1997. Statement 131 changes the way information about business segments is reported in financial statements. This Statement is effective for financial statements for periods beginning after December 15, 1997. The required segment information is presented in
     Note 11.  This Statement has no effect on net income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

     The FASB issued Statement 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," in February 1998. Statement 132 revises employers' disclosures about pension and other postretirement benefit plans. This Statement is effective for financial statements for periods beginning after December 15, 1997. This Statement has no effect on net income.

     The FASB issued Statement 133, "Accounting for Derivative Instruments and Hedging Activities," in June 1998. The Statement is effective for fiscal years beginning after June 15, 1999. It may also be adopted early, as of the beginning of any fiscal quarter that begins after June 1998. The Company will adopt the new Statement no later than the first quarter of 2000. The Statement amends or supercedes several previous FASB statements and requires recognizing all derivatives as either assets or liabilities in the statement of financial position and measuring those instruments at fair value. The impact of the Statement is currently being studied, and the effect of the new Statement on the financial statements has not yet been determined.


2.   ACQUISITION

     On December 31, 1997, the Company acquired Washington Mutual, Inc.'s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company for $105,800. The fair value of assets acquired, excluding cash of $221,122, was $766,921, and the fair value of liabilities assumed was $882,226. The acquisition has been treated as a purchase for accounting purposes, and allocation of purchase price resulted in no goodwill. The transaction was financed through internal sources.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


3.   INVESTMENT SUMMARY

     A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1998 follows:

                                                                        Gross          Gross           Net         Estimated
                                                        Amortized     Unrealized     Unrealized     Unrealized       Market
                                                          Cost          Gains          Losses          Gain          Value
                                                      -----------    -----------     ----------    -----------    -----------
   United States government and
     government agencies and authorities . . . . .    $   592,137    $    85,453     $       (6)   $    85,447    $   677,584
   States, municipalities and political
     subdivisions. . . . . . . . . . . . . . . . .        126,136         16,784         (3,191)        13,593        139,729
   Foreign governments . . . . . . . . . . . . . .        101,106          9,730             --          9,730        110,836
   Public utilities. . . . . . . . . . . . . . . .      1,509,636        113,446         (1,957)       111,489      1,621,125
   All other corporate bonds . . . . . . . . . . .      4,504,120        225,765        (21,633)       204,132      4,708,252
   Mortgage-backed securities. . . . . . . . . . .      2,885,492        142,633         (3,940)       138,693      3,024,185
                                                      -----------    -----------     ----------    -----------    -----------
   Total fixed maturities classified as
     available-for-sale. . . . . . . . . . . . . .      9,718,627        593,811        (30,727)       563,084     10,281,711
   Marketable equity securities. . . . . . . . . .         14,665          4,166            (94)         4,072         18,737
                                                      -----------    -----------     ----------    -----------    -----------
   Total investment securities classified as
     available-for-sale. . . . . . . . . . . . . .    $ 9,733,292    $   597,977     $  (30,821)       567,156    $10,300,448
                                                      -----------    -----------     ----------                   -----------
                                                      -----------    -----------     ----------                   -----------

   Deferred policy acquisition costs valuation allowance . . . . . . . . . . . . . . . . . . . .       (45,108)
   Applicable federal income tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (182,606)
                                                                                                   -----------
   Unrealized appreciation of investment securities,
     net of tax, included in shareholder's equity (accumulated other comprehensive income) . . .   $   339,442
                                                                                                   -----------
                                                                                                   -----------

A summary of fixed maturities classified as held-to-maturity at December 31, 1998 follows:


                                                                        Gross          Gross           Net         Estimated
                                                        Amortized     Unrealized     Unrealized     Unrealized       Market
                                                          Cost          Gains          Losses          Gain          Value
                                                      -----------    -----------     ----------    -----------    -----------
   United States government and
     government agencies and authorities . . . . .    $   272,104    $   102,409     $       --    $   102,409    $   374,513
   States, municipalities and political
     subdivisions. . . . . . . . . . . . . . . . .        127,180         26,403             --         26,403        153,583
   Foreign governments . . . . . . . . . . . . . .        149,558         48,523             --         48,523        198,081
   Public utilities. . . . . . . . . . . . . . . .        416,495         81,036           (239)        80,797        497,292
   All other corporate bonds . . . . . . . . . . .      1,447,436        243,657         (4,159)       239,498      1,686,934
   Mortgage-backed securities. . . . . . . . . . .        308,110         40,682             (1)        40,681        348,791
                                                      -----------    -----------     ----------    -----------    -----------
   Total fixed maturities classified as
     held-to-maturity. . . . . . . . . . . . . . .    $ 2,720,883    $   542,710     $   (4,399)    $  538,311    $ 3,259,194
                                                      -----------    -----------     ----------    -----------    -----------
                                                      -----------    -----------     ----------    -----------    -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

   A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1997 follows:

                                                                        Gross          Gross           Net         Estimated
                                                        Amortized     Unrealized     Unrealized     Unrealized       Market
                                                          Cost          Gains          Losses          Gain          Value
                                                      -----------    -----------     ----------    -----------    -----------
   United States government and
     government agencies and authorities . . . . .    $   604,305    $    61,328     $      (47)   $    61,281    $   665,586
   States, municipalities and political
     subdivisions. . . . . . . . . . . . . . . . .        134,160         13,439           (720)        12,719        146,879
   Foreign governments . . . . . . . . . . . . . .        102,053          6,674             (7)         6,667        108,720
   Public utilities. . . . . . . . . . . . . . . .      1,467,168        100,208         (1,175)        99,033      1,566,201
   All other corporate bonds . . . . . . . . . . .      3,803,982        186,502         (1,174)       185,328      3,989,310
   Mortgage-backed securities. . . . . . . . . . .      2,789,915        139,056         (3,781)       135,275      2,925,190
                                                      -----------    -----------     ----------    -----------    -----------
   Total fixed maturities classified as
     available-for-sale. . . . . . . . . . . . . .      8,901,583        507,207         (6,904)       500,303      9,401,886
   Marketable equity securities. . . . . . . . . .         10,651          4,906             (5)         4,901         15,552
                                                      -----------    -----------     ----------    -----------    -----------
   Total investment securities classified as
     available-for-sale. . . . . . . . . . . . . .    $ 8,912,234    $   512,113     $   (6,909)       505,204    $ 9,417,438
                                                      -----------    -----------     ----------                   -----------
                                                      -----------    -----------     ----------                   -----------
   Deferred policy acquisition costs valuation allowance . . . . . . . . . . . . . . . . . . . . .     (35,349)
   Applicable federal income tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (164,338)
                                                                                                   -----------
   Unrealized appreciation of investment securities,
     net of tax, included in shareholder's equity (accumulated other comprehensive income) . . . . $   305,517
                                                                                                   -----------
                                                                                                   -----------

   A summary of fixed maturities classified as held-to-maturity at December 31, 1997 follows:


                                                                         Gross         Gross            Net         Estimated
                                                        Amortized     Unrealized     Unrealized     Unrealized       Market
                                                          Cost          Gains          Losses          Gain          Value
                                                      -----------    -----------     ----------    -----------    -----------
   United States government and
     government agencies and authorities . . . . .    $   257,881    $    74,238     $       --    $    74,238    $   332,119
   States, municipalities and political
     subdivisions. . . . . . . . . . . . . . . . .        120,345         14,917             --         14,917        135,262
   Foreign governments . . . . . . . . . . . . . .        148,903         40,306             --         40,306        189,209
   Public utilities. . . . . . . . . . . . . . . .        417,519         78,330             --         78,330        495,849
   All other corporate bonds . . . . . . . . . . .      1,462,968        208,201           (142)       208,059      1,671,027
   Mortgage-backed securities. . . . . . . . . . .        300,942         35,574            (94)        35,480        336,422
                                                      -----------    -----------     ----------    -----------    -----------
   Total fixed maturities classified as
     held-to-maturity. . . . . . . . . . . . . . .    $ 2,708,558    $   451,566     $     (236)   $   451,330    $ 3,159,888
                                                      -----------    -----------     ----------    -----------    -----------
                                                      -----------    -----------     ----------    -----------    -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

   The amortized cost and estimated market value of fixed maturities at December 31, 1998, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    Available-for-Sale             Held-to-Maturity
                                                                --------------------------    --------------------------
                                                                                Estimated                     Estimated
                                                                 Amortized        Market       Amortized        Market
                                                                    Cost          Value           Cost          Value
                                                                -----------    -----------    -----------    -----------
     Due in one year or less . . . . . . . . . . . . . . . .    $   323,572    $   327,416    $        --    $        --
     Due after one year through five years . . . . . . . . .      2,275,991      2,364,579              3              4
     Due after five years through ten years. . . . . . . . .      1,223,284      1,281,865         48,691         57,164
     Due after ten years . . . . . . . . . . . . . . . . . .      3,010,288      3,283,666      2,364,079      2,853,235
     Mortgage-backed securities. . . . . . . . . . . . . . .      2,885,492      3,024,185        308,110        348,791
                                                                -----------    -----------    -----------    -----------

          Total. . . . . . . . . . . . . . . . . . . . . . .    $ 9,718,627    $10,281,711    $ 2,720,883    $ 3,259,194
                                                                -----------    -----------    -----------    -----------
                                                                -----------    -----------    -----------    -----------


     At December 31, 1998 and 1997, the Company held below investment grade fixed maturities of $438 million and $316 million at amortized cost, respectively. The respective market values of these investments were approximately $444 million and $329 million. These holdings amounted to 3.3% and 2.6% of the Company's investments in fixed maturities at market value at December 31, 1998 and 1997, respectively.

     Certain fixed maturity securities with an amortized cost of $7,596 and $7,543 at December 31, 1998 and 1997, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

     At December 31, 1998 and 1997, mortgage loans constituted approximately 4.2% and 4.5% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 39% of the total in California. Individual loans generally do not exceed $10 million.

     The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1998 is less than one percent of the total of such investments.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

     The proceeds from sales of investment securities and related gains and losses for 1998 are as follows:

                                                                             Year Ended December 31, 1998
                                                    ------------------------------------------------------------------------------
                                                     Fixed Maturities               Fixed Maturities                Marketable
                                                    Available-for-Sale              Held-to-Maturity            Equity Securiities
                                                    ------------------              ----------------            ------------------
     Proceeds from sales . . . . . . . . . . .      $          643,539              $         18,235            $              665
                                                    ------------------              ----------------            ------------------
                                                    ------------------              ----------------            ------------------

     Gross realized gains on sales . . . . . .      $           12,350              $          3,384            $              335
     Gross realized losses on sales. . . . . .                    (480)                           --                            (3)
                                                    ------------------              ----------------            ------------------

          Realized gains on sales. . . . . . .                  11,870                         3,384                           332
     Other (Including net gain on calls
       and redemptions). . . . . . . . . . . .                  (1,557)                           --                            --
     Writedowns (Including writedowns
       on securities subsequently sold). . . .                    (433)                           --                            --
                                                    ------------------              ----------------            ------------------

     Total realized gain  .. . . . . . . . . .      $            9,880              $          3,384            $              332
                                                    ------------------              ----------------            ------------------
                                                    ------------------              ----------------            ------------------

     One fixed maturity security, classified as held-to-maturity, was sold during 1998 due to restructuring by the bond issuer and the expected significant downgrade resulting from it. This transaction meets the "allowable sale" criteria of FASB Statement 115. The amortized cost of this security was $14,851, and the gain realized on this sale was $3,384.

     The proceeds from sales of investment securities and related gains and losses for 1997 are as follows:

                                                                             Year Ended December 31, 1997
                                                    ------------------------------------------------------------------------------
                                                     Fixed Maturities               Fixed Maturities                Marketable
                                                    Available-for-Sale              Held-to-Maturity            Equity Securiities
                                                    ------------------              ----------------            ------------------
     Proceeds from sales . . . . . . . . . .        $          869,091              $             --            $           11,185
                                                    ------------------              ----------------            ------------------
                                                    ------------------              ----------------            ------------------

     Gross realized gains on sales . . . . .        $            5,805              $             --            $            6,832
     Gross realized losses on sales. . . . .                    (9,410)                           --                          (397)
                                                    ------------------              ----------------            ------------------

          Realized gains (losses)
            on sales . . . . . . . . . . . .                    (3,605)                           --                         6,435
     Other (Including net gain on calls
       and redemptions). . . . . . . . . . .                     5,074                            --                            --
     Writedowns (Including writedowns
       on securities subsequently sold). . .                      (197)                           --                            --
                                                    ------------------              ----------------            ------------------

     Total realized gain . . . . . . . . . .        $            1,272              $             --            $            6,435
                                                    ------------------              ----------------            ------------------
                                                    ------------------              ----------------            ------------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)

Note 3 (continued)

     The proceeds from sales of investment securities and related gains and losses for 1996 are as follows:


                                                                          Year Ended December 31, 1996
                                          ------------------------------------------------------------------------------
                                           Fixed Maturities               Fixed Maturities                Marketable
                                          Available-for-Sale              Held-to-Maturity            Equity Securiities
                                          ------------------              ----------------            ------------------
Proceeds from sales                       $          721,229              $         13,316            $           10,394
                                          ------------------              ----------------            ------------------
                                          ------------------              ----------------            ------------------

Gross realized gains on sales             $           19,779              $             --            $            4,847
Gross realized losses on sales                       (18,837)                       (1,328)                           --
                                          ------------------              ----------------            ------------------

     Realized gains (losses) on sales                    942                        (1,328)                        4,847

Other (Including net gain or loss on calls
     and redemptions)                                 13,687                          (141)                           --

Writedowns (Including writedowns on
    securities subsequently sold)                     (5,465)                           --                            --
                                          ------------------              ----------------            ------------------

Total realized gain  (loss)               $            9,164              $         (1,469)           $            4,847
                                          ------------------              ----------------            ------------------
                                          ------------------              ----------------            ------------------


     Two fixed maturity securities classified as held-to-maturity were sold during 1996 due to evidence of a significant deterioration in credit quality. The amortized cost of these securities was $14,644, and the losses realized on these sales were $1,328.

     The following summarizes the realized gain before federal income taxes and the net change in unrealized appreciation:


                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                       1998                 1997                1996
                                                                    ------------        ------------        ------------
Realized gains (losses):

  Fixed maturities . . . . . . . . . . . . . . . . . . . . . . .    $     13,264        $      1,272        $      7,695
  Marketable equity securities . . . . . . . . . . . . . . . . .             332               6,435               4,847
  First mortgage loans on real estate. . . . . . . . . . . . . .              --                (900)             (2,050)
  Real estate. . . . . . . . . . . . . . . . . . . . . . . . . .              16                  --                (114)
  Other invested assets. . . . . . . . . . . . . . . . . . . . .              --                  --                  61
                                                                    ------------        ------------        ------------

     Realized gain before federal income taxes . . . . . . . . .    $     13,612        $      6,807        $     10,439
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------


                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                       1998                 1997                1996
                                                                    ------------        ------------        ------------
Increase (decrease) in unrealized appreciation of:

  Fixed maturities classified as available-for-sale. . . . . . .    $     62,781        $    244,483        $   (268,956)
  Marketable equity securities . . . . . . . . . . . . . . . . .            (829)             (4,372)             (1,599)
  Deferred policy acquisition costs valuation allowance. . . . .          (9,759)            (16,309)             23,775
  Applicable federal income tax. . . . . . . . . . . . . . . . .         (18,268)            (78,330)             86,373
                                                                    ------------        ------------        ------------

  Net change in unrealized appreciation. . . . . . . . . . . . .    $     33,925        $    145,472        $   (160,407)
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

     The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:


                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                       1998                 1997                1996
                                                                    ------------        ------------        ------------
     Allowance at beginning of year. . . . . . . . . . . . . . .    $     11,609        $     10,943        $      9,633
     Provision for credit losses . . . . . . . . . . . . . . . .              --                 900               2,050
     Loans charged off as uncollectible. . . . . . . . . . . . .            (436)               (234)               (740)
                                                                    ------------        ------------        ------------

     Allowance at end of year. . . . . . . . . . . . . . . . . .    $     11,173        $     11,609        $     10,943
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------

     The allowance includes specific reserves, as well as general reserve amounts. The total investment in impaired loans before any reserve for losses is $2.5 million and $3.3 million at December 31, 1998 and 1997, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $250 and $550 and is included in the overall allowance of $11.2 million and $11.6 million at December 31, 1998 and 1997, respectively.

4.   COMMITMENTS AND CONTINGENCIES

     The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation were $2,443 at December 31, 1998. At December 31, 1998, unfunded mortgage loan commitments approximated $77,266. The Company had no other material commitments or contingencies at December 31, 1998.

5.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

     Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

     Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

     The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 5 (continued)

     The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

     Estimated fair values of financial instruments at December 31 are as follows:


                                                                 1998                                1997
                                                    -------------------------------     -------------------------------
                                                       Carrying         Estimated         Carrying         Estimated
                                                        Amount          Fair Value         Amount          Fair Value
                                                    -------------     -------------     -------------     -------------
     Financial assets:
          Fixed maturities available-for-sale. . .  $  10,281,711     $  10,281,711     $   9,401,886     $   9,401,886
          Fixed maturities held-to-maturity. . . .      2,720,883         3,259,194         2,708,558         3,159,888
          Marketable equity securities . . . . . .         18,737            18,737            15,552            15,552
          Mortgage loans . . . . . . . . . . . . .        664,427           692,000           651,158           677,000

     Financial liabilities:

          Funds held under deposit contracts . . .     12,364,937        12,874,000       11,539,473         12,021,000

     Other insurance-related financial instruments are exempt from fair value disclosure requirements.

     DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $3.4 billion and $3.3 billion, at market values, at December 31, 1998 and 1997, respectively, are primarily residential collateralized mortgage obligations and pass-throughs ("CMOs"). CMOs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs comprised of the riskier, more volatile type (e.g., principal only, inverse floaters, etc.) has been intentionally limited to only a small amount, approximately 1% of total CMOs at both December 31, 1998 and 1997.

     In 1997, the Company introduced an equity-indexed annuity product that credits the policyholder based on a percentage of the gain in the S&P 500 index. S&P 500 call options are purchased to hedge the growth in interest credited to the customers. Premiums paid to purchase the S&P 500 call options are capitalized and included in other assets on the balance sheet and expensed over the term of the option on a straight line basis. Any gain or loss on the call options purchased is included in income when realized. On December 31, 1998, futures contracts were entered into requiring an initial margin deposit of $4,961. Futures combined with call options will be used to hedge the Company's 1999 exposure to changes in the S&P 500 index.

     The balance in other assets for call options purchased was $23,985 and $21,232 at December 31, 1998 and 1997, respectively. The balance in other invested assets for futures contracts at December 31, 1998 was $4,961. The estimated fair value of call options purchased and futures contracts is the same as their carrying value at December 31, 1998 or 1997.

     The Company does not enter into financial instruments for trading or speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include interest rate swaps on bond investments, currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


6.   POLICY AND CONTRACT LIABILITIES

     REINSURANCE. The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholder as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers is experiencing financial difficulties.

     The balance sheet caption "Reinsurance Recoverables" is comprised of the following amounts:


                                                                               December 31
                                                                     -------------------------------
                                                                         1998                1997
                                                                     -----------         -----------
     Unpaid losses and adjustment expense. . . . . . . . . . . .     $       248         $       906
     Paid claims . . . . . . . . . . . . . . . . . . . . . . . .           1,347                 770
     Life policy liabilities . . . . . . . . . . . . . . . . . .          30,677              26,756
     Other reinsurance recoverables. . . . . . . . . . . . . . .              82                  83
                                                                     -----------         -----------

      Total reinsurance recoverables . . . . . . . . . . . . . .     $    32,354         $    28,515
                                                                     -----------         -----------
                                                                     -----------         -----------


     The effects of reinsurance on the premium and policy benefit amounts in the Statement of Consolidated Income are as follows:



                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                       1998                 1997                1996
                                                                    ------------        ------------        ------------
     Reinsurance Ceded:

      Premiums . . . . . . . . . . . . . . . . . . . . . . . . .    $    (16,479)       $    (13,305)       $    (13,679)
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------

      Policy benefits. . . . . . . . . . . . . . . . . . . . . .    $     (7,162)       $     (7,853)       $     (4,039)
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------
     Reinsurance Assumed:

      Premiums . . . . . . . . . . . . . . . . . . . . . . . . .    $        876        $        180        $        175
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------

      Policy benefits. . . . . . . . . . . . . . . . . . . . . .    $      3,487        $      2,902        $      2,500
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------


     POLICY AND CONTRACT CLAIMS. Accident and health claim reserves, the majority of which are incurred and paid in full within a one-year period, amount to less than 1% of total policy and contract liabilities. Therefore, no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


7.   STATUTORY BASIS INFORMATION

     The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. The net income reported in the Statement of Consolidated Income for the year ended December 31, 1997, does not include the net income of either WM Life Insurance Company or Empire Life Insurance Company, as their acquisition was effective December 31, 1997.

     Statutory net income and shareholder's equity, by company, are as follows:


                                                                                     Year Ended December 31
                                                                    ----------------------------------------------------
                                                                       1998                 1997                1996
                                                                    ------------        ------------        ------------
     Statutory Net Income:
      SAFECO Life Insurance Company. . . . . . . . . . . . . . .    $     64,599        $     95,012        $     95,676
      SAFECO National Life Insurance Company . . . . . . . . . .           1,012               1,322               1,249
      First SAFECO National Life Insurance Company of New York .             576                 314                 318
      Empire Life Insurance Company. . . . . . . . . . . . . . .           1,799                  --                  --
                                                                    ------------        ------------        ------------

          Total. . . . . . . . . . . . . . . . . . . . . . . . .    $     67,986        $     96,648        $     97,243
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------


                                                                                        December 31
                                                                    ----------------------------------------------------
                                                                       1998                 1997                1996
                                                                    ------------        ------------        ------------
  Statutory Shareholder's Equity:
    SAFECO Life Insurance Company and Subsidiaries . . . . . . .    $    576,791        $    672,230        $    587,658
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------


     The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1998.


8.   DIVIDEND RESTRICTIONS

     Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $57,679 at December 31, 1998.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


9.   EMPLOYEE BENEFIT PLANS

     SAFECO Corporation and subsidiary companies (the Companies) sponsor defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. A cash balance defined benefit plan covering substantially all employees provides benefits for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $6,070, $7,531 and $7,901 for the years ended December 31, 1998, 1997 and 1996, respectively.

     The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. Net periodic other postretirement benefit costs for the Company were $510, $392 and $474 in 1998, 1997 and 1996, respectively. The accrued postretirement benefit cost recorded in the balance sheet was $5,544 and $5,168 at December 1998 and 1997, respectively.


10.  INCOME TAXES

     The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

     Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are not material.

     The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:


                                                                                             December 31
                                                                                      -----------------------
                                                                                          1998        1997
                                                                                      ---------     ---------
     Deferred tax assets:
         Discounting of loss and adjustment expense reserves. . . . . . . . . . . .   $     340     $      77
         Uncollected premium adjustment . . . . . . . . . . . . . . . . . . . . . .       2,963         2,607
         Adjustment to life policy liabilities. . . . . . . . . . . . . . . . . . .      37,821        51,176
         Capitalization of policy acquisition costs . . . . . . . . . . . . . . . .      46,046        40,354
         Postretirement benefits. . . . . . . . . . . . . . . . . . . . . . . . . .       1,940         1,809
         Realized capital losses. . . . . . . . . . . . . . . . . . . . . . . . . .       3,461         3,534
         Guarantee fund assessments . . . . . . . . . . . . . . . . . . . . . . . .       2,696         4,163
         Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,105         2,031
                                                                                      ---------     ---------

              Total deferred tax assets . . . . . . . . . . . . . . . . . . . . . .      98,372       105,751
                                                                                      ---------     ---------

     Deferred tax liabilities:
        Deferred policy acquisition costs . . . . . . . . . . . . . . . . . . . . .      90,346        96,317
        Present value of future profits . . . . . . . . . . . . . . . . . . . . . .       4,327         3,084
        Bond discount accrual . . . . . . . . . . . . . . . . . . . . . . . . . . .      19,587        19,631
        Unrealized appreciation of investment securities (Net of deferred policy
             acquisition costs valuation allowance: 1998-$15,788; 1997-$12,372) . .     182,717       164,449
        Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,139         1,566
                                                                                      ---------     ---------

              Total deferred tax liabilities. . . . . . . . . . . . . . . . . . . .     298,116       285,047
                                                                                      ---------     ---------
              Net deferred tax liability. . . . . . . . . . . . . . . . . . . . . .   $ 199,744     $ 179,296
                                                                                      ---------     ---------
                                                                                      ---------     ---------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 10 (continued)

     The following table reconciles the deferred tax benefit in the Statement of Income to the change in the deferred tax liability in the balance sheet for the year ended December 31:


                                                                       1998                 1997                1996
                                                                    ------------        ------------        ------------
Deferred tax benefit . . . . . . . . . . . . . . . . . . . . . .    $     (1,359)       $     (4,689)       $     (6,471)

Net deferred tax liability acquired in acquisitions. . . . . . .           3,539               2,008                  --

Deferred tax changes reported in shareholder's equity:
  Increase (decrease) in liability related to unrealized
    appreciation or depreciation of investment securities. . . .          21,684              84,037             (94,694)

  (Increase) decrease in liability related to deferred
    policy acquisition costs valuation allowance . . . . . . . .          (3,416)             (5,708)              8,321
                                                                    ------------        ------------        ------------

Increase (decrease) in net deferred tax liability. . . . . . . .    $     20,448        $     75,648        $    (92,844)
                                                                    ------------        ------------        ------------
                                                                    ------------        ------------        ------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


11. SEGMENT DATA

  The Company's reportable business segments are strategic business units that offer distinctive products marketed through independent agents in four distribution channels.

  The Company has five reportable segments: Individual, Retirement Services, Settlement Annuities, Group and Corporate. Individual issues traditional, term and universal life insurance policies. Retirement Services issues fixed and variable deferred annuity products. Settlement Annuities issues immediate annuities for structured pay out situations. Group issues excess loss health insurance to companies that have self-insured medical plans. The Corporate segment is used to retain profits from the four product lines and pay dividends to the parent company, SAFECO Corporation.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Company management evaluates performance based on operating profit or loss before income taxes.

                                                                                  Year Ended December 31, 1998
                                        -------------------------------------------------------------------------------------
                                                       Retirement     Settlement
                                        Individual      Services       Annuities        Group        Corporate        Total
                                        ----------     ----------     ----------     ----------     ----------     ----------
Revenue
   Premiums. . . . . . . . . . . . . . $    50,563    $       698    $         -    $   203,149    $         -    $   254,410
   Net Investment Income . . . . . . .      69,267        411,661        449,313          2,695         72,525      1,005,461
   Other Revenue . . . . . . . . . . .       3,509         24,483             77              -              -         28,069
                                        ----------     ----------     ----------     ----------     ----------     ----------
       Total Revenue . . . . . . . . .     123,339        436,642        449,390        205,844         72,525      1,287,940

Expenses
   Policy Benefits . . . . . . . . . .      84,004        349,834        399,130        161,113              -        994,081
   Commissions . . . . . . . . . . . .      10,864         46,236         12,211         25,639            300         95,250
   Amortization of Deferred
     Policy Acquisition Costs
     and Present Value of
     Future Profits. . . . . . . . . .       8,438         30,576              -          3,852              -         42,866
   Deferral of Policy Acquisition
     Costs . . . . . . . . . . . . . .     (18,610)       (42,788)             -         (4,546)             -        (65,944)
   Other Expenses. . . . . . . . . . .      37,782         40,177          7,398         33,919          2,333        121,609
                                        ----------     ----------     ----------     ----------     ----------     ----------
       Total Expenses and
         Policy Benefit. . . . . . . .     122,476        424,035        418,739        219,977          2,633      1,187,862
                                        ----------     ----------     ----------     ----------     ----------     ----------
   Write-off of Deferred Policy
     Acquisition Costs and
     Other Write-offs. . . . . . . . .      11,500         32,300              -              -          3,000         46,800
                                        ----------     ----------     ----------     ----------     ----------     ----------

Income (Loss) From
  Insurance Operations . . . . . . . .     (10,639)       (19,493)        30,651        (14,133)        66,892         53,278

Realized Investment Gain . . . . . . .         828          4,304              -              -          8,480         13,612
                                        ----------     ----------     ----------     ----------     ----------     ----------

Income (Loss) before
  Federal Income Tax . . . . . . . . . $    (9,811)   $   (15,189)   $    30,651    $   (14,133)   $    75,372    $    66,890
                                        ----------     ----------     ----------     ----------     ----------     ----------
                                        ----------     ----------     ----------     ----------     ----------     ----------

                                                                                             December 31, 1998
                                        -------------------------------------------------------------------------------------
                                                       Retirement     Settlement
                                        Individual      Services       Annuities        Group        Corporate        Total
                                        ----------     ----------     ----------     ----------     ----------     ----------
Assets
   Total Investments . . . . . . . . . $ 1,075,256    $ 5,761,722    $ 5,877,496    $    39,918    $ 1,056,042    $13,810,434
   Assets Held in
     Separate Accounts . . . . . . . .      98,715      1,102,420              -              -              -      1,201,135
   Total Assets. . . . . . . . . . . .   1,307,561      7,195,140      5,971,534         90,125      1,093,684     15,658,044

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)


                                                                                  Year Ended December 31, 1997
                                        -------------------------------------------------------------------------------------
                                                       Retirement     Settlement
                                        Individual      Services       Annuities        Group        Corporate        Total
                                        ----------     ----------     ----------     ----------     ----------     ----------
Revenue
   Premiums. . . . . . . . . . . . . . $    46,873    $         -    $         -    $   193,722    $         -     $  240,595
   Net Investment Income . . . . . . .      55,431        355,550        420,095          2,737         74,103        907,916
   Other Revenue . . . . . . . . . . .       3,531         18,102            117              1              -         21,751
                                        ----------     ----------     ----------     ----------     ----------     ----------
       Total Revenue . . . . . . . . .     105,835        373,652        420,212        196,460         74,103      1,170,262

Expenses
   Policy Benefits . . . . . . . . . .      69,611        278,525        368,854        127,936              -        844,926
   Commissions . . . . . . . . . . . .       9,979         38,337         20,060         24,855            450         93,681
   Amortization of Deferred
     Policy Acquisition Costs
     and Present Value of
     Future Profits. . . . . . . . . .       6,615         26,613              -          3,718              -         36,946
   Deferral of Policy Acquisition
     Costs . . . . . . . . . . . . . .     (15,275)       (33,452)             -         (4,341)             -        (53,068)
   Other Expenses. . . . . . . . . . .      32,494         36,677          5,803         31,985              -        106,959
                                        ----------     ----------     ----------     ----------     ----------     ----------
       Total Expenses and
         Policy Benefit. . . . . . . .     103,424        346,700        394,717        184,153            450      1,029,444
                                        ----------     ----------     ----------     ----------     ----------     ----------

Income From
  Insurance Operations . . . . . . . .       2,411         26,952         25,495         12,307         73,653        140,818

Realized Investment Gain (Loss). . . .        (472)         1,601              -              -          5,678          6,807
                                        ----------     ----------     ----------     ----------     ----------     ----------

Income before Federal
  Income Tax . . . . . . . . . . . . . $     1,939    $    28,553    $    25,495    $    12,307    $    79,331    $   147,625
                                        ----------     ----------     ----------     ----------     ----------     ----------
                                        ----------     ----------     ----------     ----------     ----------     ----------


                                                                                             December 31, 1997
                                        -------------------------------------------------------------------------------------
                                                       Retirement     Settlement
                                        Individual      Services       Annuities        Group        Corporate        Total
                                        ----------     ----------     ----------     ----------     ----------     ----------
Assets
   Total Investments . . . . . . . . . $   903,487    $ 5,503,066    $ 5,516,799    $    38,107    $   935,967    $12,897,426
   Assets Held in
     Separate Accounts . . . . . . . .      69,071        836,346              -              -              -        905,417
   Total Assets. . . . . . . . . . . .   1,110,541      6,833,146      5,610,901         83,293        984,576     14,622,457

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)


                                                                                  Year Ended December 31, 1996
                                        -------------------------------------------------------------------------------------
                                                       Retirement     Settlement
                                        Individual      Services       Annuities        Group        Corporate        Total
                                        ----------     ----------     ----------     ----------     ----------     ----------
Revenue
   Premiums. . . . . . . . . . . . . . $    41,322    $         -    $         -    $   198,778    $         -    $   240,100
   Net Investment Income . . . . . . .      38,797        341,375        386,884          2,840         66,142        836,038
   Other Revenue . . . . . . . . . . .       3,273          9,515            143              2              -         12,933
                                        ----------     ----------     ----------     ----------     ----------     ----------
       Total Revenue . . . . . . . . .      83,392        350,890        387,027        201,620         66,142      1,089,071

Expenses
   Policy Benefits . . . . . . . . . .      53,104        258,500        339,580        131,029              -        782,213
   Commissions . . . . . . . . . . . .       8,308         24,384         18,276         23,756              -         74,724
   Amortization of Deferred
     Policy Acquisition Costs
     and Present Value of
     Future Profits. . . . . . . . . .       5,080         26,539              -          4,033              -         35,652
   Deferral of Policy Acquisition
     Costs . . . . . . . . . . . . . .     (19,132)       (19,323)             -         (3,971)             -        (42,426)
   Other Expenses. . . . . . . . . . .      31,859         32,148          6,171         34,167              -        104,345
                                        ----------     ----------     ----------     ----------     ----------     ----------
       Total Expenses and
         Policy Benefit. . . . . . . .      79,219        322,248        364,027        189,014              -        954,508
                                        ----------     ----------     ----------     ----------     ----------     ----------

Income From
  Insurance Operations . . . . . . . .       4,173         28,642         23,000         12,606         66,142        134,563

Realized Investment Gain (Loss). . . .      (2,360)         3,002          4,615              -          5,182         10,439
                                        ----------     ----------     ----------     ----------     ----------     ----------

Income before Federal
  Income Tax . . . . . . . . . . . . . $     1,813    $    31,644    $    27,615    $    12,606    $    71,324    $   145,002
                                        ----------     ----------     ----------     ----------     ----------     ----------
                                        ----------     ----------     ----------     ----------     ----------     ----------


                                                                                             December 31, 1996
                                        -------------------------------------------------------------------------------------
                                                       Retirement     Settlement
                                        Individual      Services       Annuities        Group        Corporate        Total
                                        ----------     ----------     ----------     ----------     ----------     ----------
Assets
   Total Investments . . . . . . . . . $   654,339    $ 4,542,976    $ 4,894,996    $    42,016    $   947,206    $11,081,533
   Assets Held in
     Separate Accounts . . . . . . . .      47,236        443,976              -              -              -        491,212
   Total Assets. . . . . . . . . . . .     839,134      5,179,574      4,978,972         85,693        963,837     12,047,210

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


12.  IMPACT OF YEAR 2000 (UNAUDITED)

   SAFECO Corporation (SAFECO), like most other companies, is faced with the fact that some of its computer programs have time sensitive logic that typically recognizes a date using "00" as the year 1900 rather than the year 2000. SAFECO is highly dependent on automated systems and systems applications that use computer programs to conduct ongoing operations. Such systems are used to process claims, bill and collect premiums from customers, manage investments and many other activities. If these systems were unable to process data accurately because of Year 2000-related failures, these activities would be interrupted and could have a material adverse effect on SAFECO's results of operations.

   SAFECO has completed an assessment of Year 2000 issues in connection with its computer systems and the technology embedded in the equipment it uses.
   SAFECO has been modifying and replacing portions of its software since 1995 so that its systems will function properly with respect to dates in the year 2000 and thereafter. In addition, SAFECO is engaged in a regular program of testing and running the systems once Year 2000 programming changes have been made. This testing includes trials at SAFECO's hot site, a location provided and maintained by a third party separate from any SAFECO facility. SAFECO believes that its program to address Year 2000 issues is comprehensive and on schedule.

   The total Year 2000 compliance cost for SAFECO is currently estimated at approximately $17 million and as of December 31, 1998 SAFECO has incurred approximately $16 million of that amount. These estimated amounts include both modification costs, which are expensed as incurred, and certain replacement systems costs, some of which are capitalized and amortized. Approximately 90% of SAFECO's existing systems have been internally verified as being Year 2000 ready at January 31, 1999. SAFECO's objective is to have substantially all of its systems Year 2000 ready by March 31, 1999, with the last mission-critical system expected to be Year 2000 ready in August 1999. The program of testing and running the systems after Year 2000 programming changes have been made is currently in process and expected to continue through 1999. SAFECO also intends to bring all of its mainframe systems down on December 31, 1999 and bring them back up on January 1, 2000. This will preserve information contained in those systems at December 31, 1999 and permit SAFECO to retrieve and use that information should an unanticipated Year 2000 problem occur. In addition, as a contingency against unanticipated problems on and after January 1, 2000, SAFECO's Information Systems department will be prepared to address on an expedited basis any problems that should arise. Although absolute assurance is not possible, based on our current progress and continuing modifications, SAFECO believes that by January 1, 2000 it will be Year 2000 ready and that Year 2000 issues will not pose significant operational problems for its computer systems.

   SAFECO is also working with its third-party partners and vendors, e.g., its independent insurance agents, local and long distance telephone companies, banks and securities trading firms, to assure that they are on schedule to detect and fix any Year 2000 problems which might affect SAFECO's systems or business processes. SAFECO will assess and attempt to mitigate risks with respect to the failure of any mission-critical third-party partners and vendors to be Year 2000 ready. Failure of such parties to be Year 2000 ready could have a material adverse effect on SAFECO's results of operations.

                         SAFECO RESOURCE VARIABLE ACCOUNT B
                                       PART C
                                 OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS The following audited financial statements of SAFECO Resource Variable Account B and of SAFECO Life Insurance Company are included in the Statement of Additional Information of this Registration
     Statement:

     REGISTRANT.
          Statement of Assets and Liabilities as of December 31, 1998. Statements of Operations and Changes in Net Assets for the Year or
               Period ended December 31, 1998 and 1997.
          Notes to Financial Statements.

     SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:
          Consolidated Balance Sheet as of December 31, 1998 and 1997. Statement of Consolidated Income for the years ended December 31,
               1998, 1997 and 1996.
          Consolidated Statement of Changes in Shareholder's Equity for the
               years ended December 31, 1998, 1997 and 1996.
          Statement of Consolidated Comprehensive Income for the years ended
               December 31, 1998, 1997 and 1996.
          Statement of Consolidated Cash Flows for the years ended December 31,
               1998, 1997 and 1996.
          Notes to Consolidated Financial Statements.

b.   EXHIBITS

  Exhibit Number           Description of Document
  --------------           -----------------------

        1.                 Resolution   of  Board  of  Directors  of  SAFECO
                           authorizing the establishment of the Separate Account. 1/

        2.                 Not Applicable.

        3.(i)              Form of Principal Underwriter's Agreement. 2/
          (ii)             Selling Agreement. 3/

        4.                 Group Variable Annuity Contract. 5/

        5.(i)              Master Application for Annuity Contract. 5/
          (ii)             Application for Participation.  5/

        6.(i)              Copy of Articles of Incorporation of SAFECO. 1/
          (ii)             Copy of the Bylaws of SAFECO. 1/

        7.                 Not Applicable.

        8.(i)              Fund Participation Agreement (Scudder). 3/
          (ii)             Reimbursement Agreement (Scudder). 3/
          (iii)            Participating Contract and Policy
                           Agreement(Scudder). 3/
          (iv)             Services Agreement (Scudder). 6/

        9.                 Opinion and Consent of Counsel.

        10.                Consent of Independent Auditors.

        11.                Not Applicable.

        12.                Agreement Governing Contribution. 5/

        13.                Calculation of Performance Information. 4/

        14.                Power of Attorney. 7/

        15.                Representation of Counsel.

1/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on June 16, 1995 (File No. 33-60331).

2/ Incorporated by reference to Post-Effective Amendment of SAFECO Resource Variable Account B filed with the SEC on December 29, 1995 (File No. 33-69600).

3/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

4/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).

5/ Incorporated by reference to Post-Effective Amendment of SAFECO Resource Variable Account B filed with the SEC on April 29, 1996 (File No. 33-06546).

6/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on May 1, 1998 (File No. 33-69712).

7/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 30, 1999 (File No. 33-69712).


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Resource Variable Account B or the variable annuity contracts offered through SAFECO Resource Variable Account B. Unless otherwise indicated the principal business address of all officers or directors listed is 15411 N. E. 51st Street, Redmond, Washington 98052.

     NAME                          POSITION WITH SAFECO
     ----                          --------------------

*    Roger H. Eigsti               Director, Chairman of the Board

     Randall H. Talbot             Director and President

*    Boh A. Dickey                 Director

     Roger F. Harbin               Executive Vice President, Actuary

*    Rod A. Pierson                Director, Senior Vice President
                                   and Secretary

*    Donald S. Chapman             Director

*    James W. Ruddy                Director

**   Dale E. Lauer                 Director

*    W. Randall Stoddard           Director

     James T. Flynn                Vice President, Controller
                                   and Assistant Secretary

     Michael J. Kinzer             Vice President and Chief Actuary

***  Ronald L. Spaulding           Director, Vice President and Treasurer

     Jean Liebmann                 Actuary

     George C. Pagos               Associate General Counsel, Vice President and
                                   Assistant Secretary

* The principal business address of these officers and directors is SAFECO Plaza, Seattle, WA 98185.
** The principal business address of Dale E. Lauer is 500 N. Meridian Street, Indianapolis, IN 46204.
*** The principal business address of Ronald L. Spaulding is 601 Union Street, Suite 2500, Seattle, WA 98101-4074.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Resource Variable Account B ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. General Insurance Company of American owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation and SAFECO U.K. Limited, a corporation organized under the laws of the United Kingdom. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and SAFECO Management Company, a New York corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, and WM Life Insurance Company, an Arizona corporation. WM Life Insurance Company owns 100% of Empire Life Insurance Company, a Washington corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation, and SAFECO Select Insurance Services, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (underwriting agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of SAFECO Investment Services, Inc., a Washington corporation. SAFECO Properties Inc.

owns 100% of the following, each a Washington corporation: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., S.C. Arkansas, Inc., S.C. Bellevue/Lynn, S.C. Bellevue, Inc., and S.C. Marysville, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, and S.C. River Oaks, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Kitsap Mall, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of Washington Square, Inc., a Washington corporation.

SAFECO Corporation, a Washington corporation, owns 100% of American States Financial Corporation, an Indiana corporation. American States Financial Corporation owns 100% of American States Insurance Company, an Indiana corporation. American States Insurance Company owns 100% of the following Indiana corporations: American Economy Insurance Company, American States Preferred Insurance Company, American States Life Insurance Company, and City Insurance Agency, Inc. American States Insurance Company owns 100% of Insurance Company of Illinois, an Illinois corporation, and American States Lloyds Insurance Company, a Texas corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation.

No person is directly or indirectly controlled by Registrant.


ITEM 27.  NUMBER OF CONTRACT OWNERS

At March 31, 1999, there were 2,379 Contract Owners and 12,056
Certificate-Holders of the Registrant.


ITEM 28.  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

     a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

     b. The following information is provided for each principal officer and director of the principal underwriter:

     NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
     -----------------------------------     --------------------------------------
     *Rod A. Pierson                         Director
     **Ronald Spaulding                      Director
     ***David F. Hill                        Director, President and Secretary
     ***Neal A. Fuller                       Vice President, Controller, Treasurer,
                                             Financial Principal and Assistant
                                             Secretary

* The principal business address for Rod A. Pierson is SAFECO Plaza, Seattle, WA 98185.
** The principal business address for Ronald Spaulding is 601 Union Street, Suite 2500, Seattle, WA 98101-4074.
*** The principal business address for David F. Hill and Neal A. Fuller is 10865 Willows Road NE, Redmond, WA 98052.

     c. During the fiscal year ended December 31, 1998, SAFECO Investment Services, Inc., through SAFECO Securities, Inc., received $2,859,241 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. SAFECO Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

SAFECO Life Insurance Company at 15411 N.E. 51st Street, Redmond, Washington 98052, and/or SAFECO Asset Management Company at 10865 Willows Road N.E., E-2, Redmond, Washington, 98052, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable


ITEM 32.  UNDERTAKINGS

1. Registrant hereby represents that it is relying upon a No Action-Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value;

     e. Pursuant to Section 26(e) of the Investment Company Act of 1940, Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

2. In connection with the offer of Registrant's Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant's Post-Effective Amendment No. 6.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 30th day of April, 1999.

                                   SAFECO Resource Variable Account B
                                   ----------------------------------
                                             Registrant

                              By:  SAFECO Life Insurance Company
                                   -----------------------------

                              By:  /s/ RANDALL H. TALBOT
                                   -----------------------------
                                   Randall H. Talbot, President


                                   SAFECO Life Insurance Company
                                   -----------------------------
                                        Depositor


                              By:  /s/ RANDALL H. TALBOT
                                   -----------------------------
                                   Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

NAME                               TITLE                              DATE
----                               -----                              ----

DONALD S. CHAPMAN*                 Director
-------------------------
Donald S. Chapman


/s/ BOH A. DICKEY                  Director
-------------------------
Boh A. Dickey


R.H. EIGSTI*                       Director and Chairman
-------------------------
R. H. Eigsti


JAMES T. FLYNN*                    Vice President, Controller and
--------------------------         Assistant Secretary
James T. Flynn                     (Principal Accounting Officer)

RONALD SPAULDING*                  Director, Vice
-------------------------          President and Treasurer
Ronald Spaulding

ROD A. PIERSON*                    Director, Senior Vice
-------------------------          President and Secretary
Rod A. Pierson


JAMES W. RUDDY*                    Director
-------------------------
James W. Ruddy


W. RANDALL STODDARD*               Director
-------------------------
W. Randall Stoddard


DALE E. LAUER*                     Director
-------------------------
Dale E. Lauer


/s/ RANDALL H. TALBOT              Director and President
-------------------------          (Principal Executive Officer)
Randall H. Talbot


                                        *By: /s/ BOH A. DICKEY
                                             ------------------------
                                             Boh A. Dickey
                                             Attorney-in-Fact



                                        *By: /s/ RANDALL H. TALBOT
                                             ------------------------
                                             Randall H. Talbot
                                             Attorney-in-Fact

                          SAFECO RESOURCE VARIABLE ACCOUNT B

                                       FORM N-4

                                    EXHIBIT INDEX


EXHIBIT NUMBER      DESCRIPTION OF DOCUMENT
--------------      -----------------------

  99.9              Opinion and Consent of Counsel

  99.10             Consent of Independent Auditors

  99.15             Representation of Counsel